As filed with the U.S. Securities and Exchange Commission on March 1, 2017

1933 Act File No. 002-21301

1940 Act File No. 811-00483

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 81	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒

ELFUN TRUSTS

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

(617) 664-7037

(Registrant’s Telephone Number)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

[May 1, 2017]

Elfun Funds

Equity Funds

Elfun Trusts (ELFNX)

Elfun International Equity Fund (EGLBX)

Income Funds

Elfun Income Fund (EINFX)

Elfun Tax-Exempt Income Fund (ELFTX)

Asset Allocation Fund

Elfun Diversified Fund (ELDFX)

Money Market Fund

Elfun Government Money Market Fund (ELMXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense. An investment in any of the Funds offered by this Prospectus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment in the Elfun Government Money Market Fund at $1.00 per share. Investors in the Elfun Government Money Market Fund should have no expectation of capital support to the Fund from State Street Entities.

Elfun Funds Prospectus

[May 1, 2017]

Fund Summaries

Elfun Trusts

Investment Objective

Long-term growth of capital and future income rather than current income

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.14	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	[0.05	%]
Total Annual Fund Operating Expenses	[0.19	%]

(1)	Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$19]	[$61]	[$107]	[$243]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [x]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in equity securities of U.S. companies. The Fund considers a company to be a U.S. company if it generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S. or has the principal trading market for its securities in the U.S. The Fund also may invest, generally to a lesser extent, in securities of foreign (non-U.S.) issuers.

The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future.

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The portfolio manager seeks to identify securities of issuers with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes that the valuation has become excessive and more attractive alternatives are identified.

Equity securities may include common stocks, preferred stocks, other securities convertible into common stock or rights and warrants. Equity securities held by the Fund may be denominated in non-U.S. currencies and may be held outside the United States.

The Fund may invest up to 35% of its assets in debt securities. The portfolio manager may also use various types of derivative instruments (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling securities.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

The principal risks of investing in the Fund are:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Risk: The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by SSGA Funds Management, Inc., the Fund’s investment adviser (the “Adviser”) or may not have the effect on the Fund anticipated by the Adviser.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Hedging Risk: The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. Hedging transactions may have the effect of creating investment leverage in the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

3

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[17.68]%	[(quarter ended June 30, 2009)]
Lowest	[-25.24]%	[(quarter ended December 31, 2008)]

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun Trusts
Return Before Taxes	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions and Sale of Fund Shares	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
S&P 500® Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Portfolio Management

Investment Adviser

SSGA Fund Management, Inc.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is David B. Carlson, who has served as a portfolio manager of the Fund since [    ].

4

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	[$500]	[$500]	[$25]

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website, or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Elfun International Equity Fund

Investment Objective

Long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.21	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	[0.15	%]
Total Annual Fund Operating Expenses	[0.36	%]

(1)	Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$37]	[$116]	[$202]	[$456]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [x]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (generally at least 65% of its net assets) in companies located in both developed and emerging market countries outside the U.S. The Fund considers an issuer to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S. or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. An emerging market country is any country having an economy and market that are (or would be)

6

considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries.

In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning companies with market capitalizations of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes the valuation has become excessive and more attractive alternatives are identified.

In addition to common stocks and preferred stocks, equity securities may include other securities convertible into common stock or rights and warrants.

The Fund also may invest up to 20% of its assets in debt securities. The portfolio managers may also use various types of derivative instruments (such as options, futures, options on futures and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

The principal risks of investing in the Fund are:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Risk: The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities

7

during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by SSGA Funds Management, Inc., the Fund’s investment adviser (the “Adviser”) or may not have the effect on the Fund anticipated by the Adviser.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Hedging Risk. The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. Hedging transactions may have the effect of creating investment leverage in the Fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

8

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

9

Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[24.82 ]%	[(quarter ended June 30, 2009)]
Lowest	[-22.85]%	[(quarter ended December 31, 2008)]

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun International Equity Fund
Return Before Taxes	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions and Sale of Fund Shares	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
MSCI EAFE Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Portfolio Management

Investment Adviser

SSGA Funds Management, Inc.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Ralph R. Layman and Michael J. Solecki. Mr. Layman has served as a portfolio manager for the Fund since [    ] and Mr. Solecki since [    ].

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	$500	$500	$25

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website, or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC, by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

10

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

Elfun Income Fund

Investment Objective

A high level of income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.17	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	[0.14	%]
Acquired Fund Fees and Expenses	[0.01	%]
Total Annual Fund Operating Expenses(2)	[0.32	%]

(1)	Expenses have been restated to reflect current fees.
(2)	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$33]	[$103]	[$180]	[$406]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [x]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

12

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when the portfolio managers believe that the valuation has become excessive and more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”) and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market debt securities and equity securities. High yield securities are those rated BB+ through B- by S&P or Ba1 through B3 by Moody’s or below or of similar quality. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers may also use various types of derivative instruments (such as options, futures, options on futures, forward contracts, interest-only swaps, interest rate swaps, index swaps, credit default swaps and structured and indexed securities) to manage yield, duration (a measure of a bond price’s sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may also engage in short sales of securities, including short sales of securities the Fund does not own.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

The principal risks of investing in the Fund are:

Below Investment Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

13

Currency Risk: The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by SSGA Funds Management, Inc., the Fund’s investment adviser (the “Adviser”), or may not have the effect on the Fund anticipated by the Adviser.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

14

Hedging Risk: The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. Hedging transactions may have the effect of creating investment leverage in the Fund.

Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions.] In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Rapid Changes in Interest Rates: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Real Estate Securities Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

15

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[5.10 ]%	[(quarter ended September 30, 2009)]
Lowest	[-2.39]%	[(quarter ended June 30, 2013)]

16

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun Income Fund
Return Before Taxes	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions and Sale of Fund Shares	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Portfolio Management

Investment Adviser

SSGA Fund Management, Inc.

Portfolio Manager

The professionals primarily responsible for the day-to-day management of the Fund are William M. Healey and Mark H. Johnson. Mr. Healy has served as a portfolio manager of the Fund since [    ] and Mr. Johnson since 2007.

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	$500	$500	$25

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website, or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

17

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Elfun Tax-Exempt Income Fund

Investment Objective

As high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.16	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	[0.04	%]
Total Annual Fund Operating Expenses(2)	[0.20	%]

(1)	Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$20]	[$64]	[$113]	[$255]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [x]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

19

The portfolio manager seeks to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes that the valuation has become excessive and more attractive alternatives are identified.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Municipal Bond Index. As of [February 28, 2016], the effective duration of the Barclays Municipal Bond Index was [    ] years. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The Fund also may invest up to 10% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”). The Fund considers a bond to be “high yield” if the middle rating of Fitch, Moody’s, and Standard & Poor’s (each, an “NRSRO”) is below investment grade. If fewer than three of these NRSROs have rated the bond, the Fund will consider the bond to be “high yield” if it is rated below investment grade by at least one of these NRSROs, or if unrated, determined to be of comparable quality.

The portfolio managers may also use various types of derivative instruments (such as options, futures and options on futures) to manage yield, duration and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

The principal risks of investing in the Fund are:

Below Investment Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Management Risk: The Fund is actively managed. The judgments of SSGA Funds Management, Inc., the Fund’s investment adviser (the “Adviser”), about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

Tax-Exempt Securities Risk: The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

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Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[6.63]%	[(quarter ended September 30, 2009)]
Lowest	[-4.57]%	[(quarter ended December 31, 2010)]

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun Tax-Exempt Income Fund
Return Before Taxes	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions and Sale of Fund Shares	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Barclays Municipal Bond Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Portfolio Management

Investment Adviser

SSGA Funds Management, Inc.

Portfolio Manager

The professional primarily responsible for the day-to-day management of the Fund is Michael J. Caufield, who has served as a portfolio manager of the Fund since [    ].

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	$500	$500	$25

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC, by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

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You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

Tax Information

The Fund intends to distribute income that is exempt from U.S. federal income tax and the U.S. federal alternative minimum tax. However, a portion of the Fund’s distributions may be subject to federal income tax or to federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Elfun Diversified Fund

Investment Objective

The highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.17	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	[0.24	%]
Acquired Fund Fees and Expenses	[0.02	%]
Total Annual Fund Operating Expenses(2)	[0.20	%]

(1)	Expenses have been restated to reflect current fees.
(2)	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$44]	[$138]	[$241]	[$542]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [x]% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential, and investment-grade debt securities principally for their income potential. The Fund holds cash principally for the preservation of capital, income potential or maintenance of liquidity.

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The Fund’s investments in U.S. equity securities (also referred to as domestic equity investments) are achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments directly in the securities that constitute the Standard & Poor’s 500® Composite Stock Index (the “S&P 500”). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. As of the date of the prospectus, a significant portion of the S&P 500 is comprised of companies in the technology and financial sectors, although this may change from time to time. Using the Fund’s U.S. equity allocation, the Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the S&P 500 in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, to match generally, before fees and expenses, the performance of the index as a whole.

The Fund’s investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Portfolio” or the “Portfolio”), a mutual fund advised by SSGA FM. The Global Equity ex-U.S. Portfolio pursues a passive investment strategy designed to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI Index”). The MSCI Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of large and mid-cap securities in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the MSCI Index. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies in the financial sector, although this may change from time to time. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies located in Europe and Japan, although this may change from time to time. The Fund may also invest all or a portion of its non-U.S. equity allocation in all stocks comprising the MSCI Index in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the MSCI Index in proportions expected by SSGA FM to match generally the performance of the index as a whole.

As of [February 28, 2017], approximately [    ]% of the Fund’s total assets were allocated to domestic equity investments, and approximately [    ]% of the Fund’s total assets were allocated to foreign equity investments. The Fund’s allocations to domestic and foreign equity investments, debt securities and cash are actively managed and the percentage allocations stated as of [February 28, 2017] may change from time to time. From time to time stocks are added to or removed from the S&P 500 or MSCI Index. The Fund may sell securities that are represented in the S&P 500 or MSCI Index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index.

The Fund may also, to the extent permitted by applicable law, invest in shares of one or more mutual funds (including funds advised by the Adviser) whose investment objectives and policies enable the Fund to gain investment exposure to the S&P 500 or MSCI Index.

The Fund will not incur additional management or advisory fees as a result of investing in the Global Equity ex-U.S. Portfolio because it does not charge a management fee to its investors. However the Fund will indirectly incur its share of the Global Equity ex-U.S. Portfolio’s operating expenses.

When selecting debt securities, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

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The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers may also use various types of derivative instruments (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in or selling such securities or asset classes, or to manage currency exposure, yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may hedge a portion of its foreign currency risk but is not required to do so. The Fund may also invest to a lesser extent in high yield securities (also known as below investment grade bonds or “junk bonds”), equity and debt securities of companies or governments that are located in emerging market countries, and exchange traded funds to gain exposure to securities, including those of U.S. issuers, that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs. Except as otherwise stated, references in this section to “the Fund” may relate to the Fund, the Portfolio, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in the Portfolio.

The principal risks of investing in the Fund are:

Asset Allocation Risk: The Fund’s investment performance depends upon the successful allocation by the Adviser of the Fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser’s allocation techniques and decisions will produce the desired results.

Below Investment Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Hedging Risk: If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund’s hedging transactions will be effective.

Currency Risk: The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due

26

to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Emerging Markets Risk: Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

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Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

Japan: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

Growth Stock Risk: The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Hedging Risk: The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. Hedging transactions may have the effect of creating investment leverage in the Fund.

Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

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Management Risk: The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. [In addition, to the extent the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions.] In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund.

Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Real Estate Securities Risk: An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

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Small-, Mid- and Micro-Capitalization Securities Risk: The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Value Stock Risk: A “value style of investing is subject to the risk that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks present the risk that they may decline in price or never reach their expected full market value, either because the market fails to recognize a stock’s intrinsic worth or the Adviser overestimates the stock’s expected value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

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Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[11.59 ]%	[(quarter ended June 30, 2009)]
Lowest	[-16.68]%	[(quarter ended December 31, 2008)]

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun Diversified Fund
Return Before Taxes	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Return After Taxes on Distributions and Sale of Fund Shares	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
S&P 500® Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Portfolio Management

Investment Adviser

SSGA Funds Management, Inc.

Portfolio Managers

The professionals primarily responsible for the day-to-day management of the Fund are Jeffrey Palma and David Wiederecht. Mr. Palma has served as a portfolio manager of the Fund since [    ] and Mr. Wiederecht since [    ].

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	$500	$500	$25

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You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC, by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

Elfun Government Money Market Fund

Investment Objective

A high level of current income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Expenses(1)	[0.10	%]
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	[0.17	%]
Total Annual Fund Operating Expenses(2)	[0.27	%]

(1)	Expenses have been restated to reflect current fees.
(2)	[[The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. [SSGA FM does not currently intend to recoup any amounts reduced prior to July 1, 2016.] As of December 31, 2016, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $[ ] , of which $[ ] is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.]]

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[$28]	[$87]	[$152]	[$343]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

33

Principal Investment Strategies

The Elfun Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Fund invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of 60 days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Fund attempts to meet its investment objective by investing in:

•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Principal Risks

An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. General risks associated with the Fund’s and the Portfolio’s investment policies and investment strategies are discussed below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following risks:

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Income Risk: The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Money Market Fund Regulatory Risk: The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently, and they could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds.

Money Market Risk: An investment in a government money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a government money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a government money market fund’s share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Stable Share Price Risk: If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

35

Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.

U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. Floating rate notes are generally subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns from year-to-year and by showing how the Fund’s average annual returns for the periods indicated compared with those of a 90 Day U.S. Treasury bill index. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling [1-800-242-0134] or by visiting our website at www.ssga.com/geam.

Annual Total Returns (%) (years ended 12/31)

Highest/Lowest quarterly results during this time period were:

Highest	[1.31]%	[(quarter ended September 30, 2007)]
Lowest	0.00%	(quarter ended September 30, 2015)
7-Day Yield	0.00%	(as of December 31, 2016)
7-Day Effective Yield	0.00%	(as of December 31, 2016)

Average Annual Total Returns (%) (for the periods ended December 31, 2016)

	1 Year		5 Years		10 Years		[Inception Date]
Elfun Government Money Market Fund	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]
90 Day U.S. T-Bill (does not reflect fees, expenses or taxes)	[x.xx	]	[x.xx	]	[x.xx	]	[x.xx	]

36

Portfolio Management

Investment Adviser

SSGA Fund Management, Inc.

Purchase and Sale of Fund Shares

Purchase minimum
	By mail	By wire/ACH	Automatic
Initial Investment	$500	$500	$25

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer, via the Fund’s website or by telephone after you have opened an account with the Fund. You may obtain an account application from State Street Global Markets, LLC, by calling [1-800-242-0134] or from the Fund’s website at www.ssga.com/geam.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207;

•	Calling us at 1-800-242-0134; or

•	By accessing the Elfun Funds’ website at www.ssga.com/geam.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

Additional Information about Investment Objectives, Principal Strategies and Risks

Elfun Trusts

Investment Objective

Long-term growth of capital and future income rather than current income

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in equity securities of U.S. companies. The Fund considers a company to be a U.S. company if it generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S. or has the principal trading market for its securities in the U.S. The Fund also may invest, generally to a lesser extent, in securities of foreign (non-U.S.) issuers.

The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future.

The portfolio manager seeks to identify securities of issuers with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes that the valuation has become excessive and more attractive alternatives are identified.

Equity securities may include common stocks, preferred stocks, other securities convertible into common stock or rights and warrants. Equity securities held by the Fund may be denominated in non-U.S. currencies and may be held outside the United States.

The Fund may invest up to 35% of its assets in debt securities. The portfolio manager may also use various types of derivative instruments (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling securities.

The Fund may invest in depositary receipts, repurchase agreements, when-issued and delayed delivery securities, mortgage-related securities, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities.

Elfun International Equity Fund

Investment Objective

Long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

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The Fund invests primarily (generally at least 65% of its net assets) in companies located in both developed and emerging market countries outside the U.S. The Fund considers an issuer to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S. or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries.

In seeking to achieve the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning companies with market capitalizations of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes the valuation has become excessive and more attractive alternatives are identified.

In addition to common stocks and preferred stocks, equity securities may include other securities convertible into common stock or rights and warrants.

The Fund also may invest up to 20% of its assets in debt securities. The portfolio managers may also use various types of derivative instruments (such as options, futures, options on futures and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

The Fund may also invest in depositary receipts, repurchase agreements, when-issued and delayed delivery securities, mortgage-related securities, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities.

Elfun Income Fund

Investment Objective

A high level of income consistent with prudent investment management and the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

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U.S. Government securities are securities that are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when the portfolio managers believe that the valuation has become excessive and more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”) and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market debt securities and equity securities. High yield securities are those rated BB+ through B- by S&P or Ba1 through B3 by Moody’s or below or of similar quality. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers may also use various types of derivative instruments (such as options, futures, options on futures, forward contracts, interest-only swaps, interest rate swaps, index swaps, credit default swaps and structured and indexed securities) to manage yield, duration (a measure of a bond price’s sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may also engage in short sales of securities, including short sales of securities the Fund does not own.

The Fund may also invest in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, municipal obligations, floating rate and variable rate instruments, zero-coupon obligations, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities and may engage in active and frequent trading of its portfolio securities.

Elfun Tax-Exempt Income Fund

Investment Objective

As high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

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The portfolio manager seeks to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for income generation

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when the portfolio manager believes that the valuation has become excessive and more attractive alternatives are identified.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Municipal Bond Index. As of [February 28, 2017], the effective duration of the Barclays Municipal Bond Index was [ ] years. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The Fund also may invest up to 10% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”). The Fund considers a bond to be “high yield” if the middle rating of Fitch, Moody’s, and Standard & Poor’s (each, an “NRSRO”) is below investment grade. If fewer than three of these NRSROs have rated the bond, the Fund will consider the bond to be “high yield” if it is rated below investment grade by at least one of these NRSROs, or if unrated, determined to be of comparable quality.

The portfolio managers may also use various types of derivative instruments (such as options, futures and options on futures) to manage yield, duration and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

The Fund may also invest in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, municipal obligations, floating rate and variable rate instruments, zero-coupon obligations, mortgage-related securities, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities.

The Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Elfun Diversified Fund

Investment Objective

The highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation).

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential, and investment-grade debt securities principally for their income potential. The Fund holds cash principally for the preservation of capital, income potential or maintenance of liquidity.

The Fund’s investments in U.S. equity securities (also referred to as domestic equity investments) are achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments directly in the securities that constitute the Standard & Poor’s 500® Composite Stock Index (the “S&P 500”). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. As of the date of the prospectus, a significant portion of the S&P 500 is comprised of companies in the technology and financial sectors, although this may change from time to time. Using the Fund’s U.S. equity allocation, the Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the S&P 500 in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, to match generally, before fees and expenses, the performance of the index as a whole.

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The Fund’s investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Portfolio” or the “Portfolio”), a mutual fund advised by SSGA FM. The Global Equity ex-U.S. Portfolio pursues a passive investment strategy designed to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI Index”). The MSCI Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of large and mid-cap securities in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the MSCI Index. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies in the financial sector, although this may change from time to time. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies located in Europe and Japan, although this may change from time to time. The Fund may also invest all or a portion of its non-U.S. equity allocation in all stocks comprising the MSCI Index in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the MSCI Index in proportions expected by SSGA FM to match generally the performance of the index as a whole.

As of [February 28, 2017], approximately [    ]% of the Fund’s total assets were allocated to domestic equity investments, and approximately [    ]% of the Fund’s total assets were allocated to foreign equity investments. The Fund’s allocations to domestic and foreign equity investments, debt securities and cash are actively managed and the percentage allocations stated as of [February 28, 2017] may change from time to time. From time to time stocks are added to or removed from the S&P 500 or MSCI Index. The Fund may sell securities that are represented in the S&P 500 or MSCI Index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index.

The Fund may also, to the extent permitted by applicable law, invest in shares of one or more mutual funds (including funds advised by the Adviser) whose investment objectives and policies enable the Fund to gain investment exposure to the S&P 500 or MSCI Index.

The Fund will not incur additional management or advisory fees as a result of investing in the Global Equity ex-U.S. Portfolio because it does not charge a management fee to its investors. However the Fund will indirectly incur its share of the Global Equity ex-U.S. Portfolio’s operating expenses.

When selecting debt securities, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers may also use various types of derivative instruments (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in or selling such securities or asset classes, or to manage currency exposure, yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may hedge a portion of its foreign currency risk but is not required to do so. The Fund may also invest to a lesser extent in high yield securities (also known as below investment grade bonds or “junk bonds”), equity and debt securities of companies or governments that are located in emerging market countries, and exchange traded funds to gain exposure to securities, including those of U.S. issuers, that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.

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Elfun Government Money Market Fund

Investment Objective

A high level of current income consistent with prudent investment management and the preservation of capital.

Principal Investment Strategies

The Elfun Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund’s other cash management needs.

The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Fund invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of 60 days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Fund attempts to meet its investment objective by investing in:

•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Additional Information About Principal Risks

Risk information is applicable to all Funds unless otherwise noted. With respect to risks applicable to the Elfun Diversified Fund, except as otherwise stated, references in this section to “the Fund” may relate to the Fund, the Portfolio, or both. The risks described below may arise out of the Elfun Diversified Fund’s direct investments or the Fund’s investments in the Portfolio.

Asset Allocation Risk (principal risk for Elfun Diversified Fund). The Fund’s investment performance depends upon the successful allocation of the Fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Fund’s allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Below Investment Grade Securities Risk (principal risk for Elfun Income Fund, Elfun Tax-Exempt Income Fund, and Elfun Diversified Fund). Securities rated below investment-grade and unrated securities of comparable credit quality (commonly known as “high-yield bonds” or “junk bonds”) lack strong investment-grade characteristics, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and are subject to greater levels of credit, liquidity and market risk than higher-rated securities. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. The lower ratings of junk bonds reflect a greater possibility that actual or perceived adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held

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by the Fund may fall substantially and the Fund could lose some or all of the value of its investment. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid than for higher quality debt securities, especially during periods of recession or general market decline, which could make it difficult at times for the Fund to sell certain securities at prices used in calculating the Fund’s net asset value. These securities may have significant volatility.

Call/Prepayment Risk (principal risk for Elfun Income Fund, Elfun Diversified Fund and Elfun Government Money Market Fund). Call/prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund earlier than expected or required. This may occur, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations on which it is required to pay a lower interest or dividend rate. It may also occur when there is an unanticipated increase in the rate at which mortgages or other receivables underlying mortgage- or asset-backed securities held by the Fund are prepaid. In any such case, the Fund may be forced to invest the prepaid amounts in lower-yielding investments, resulting in a decline in the Fund’s income.

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by the Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by the Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

Currency Hedging Risk (principal risk for Elfun Diversified Fund). If a derivative is used as a hedge against a position that the Fund holds, any gain generated by the derivative generally should be substantially offset by losses on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between a derivative and its reference asset. Furthermore, while the Fund may hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, changes in currency exchange rates may affect Fund returns even when the hedge works as intended. The effectiveness of the Fund’s currency hedging strategy will also generally be affected by the volatility of both the securities included in the Index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund’s currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund’s currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of the Fund’s currency hedging strategy. There can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s currency hedging activities will potentially increase or accelerate distributions to shareholders, increase distributions taxed to shareholders as ordinary income, result in the re-characterization of prior ordinary income distributions as return of capital, or generate losses that cannot be used to offset income or capital gain in subsequent years. The Fund will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

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Currency Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). Investments in issuers in different countries are often denominated in currencies other than the U.S. dollar. Changes in the values of those currencies relative to the U.S. dollar may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the Economic and Monetary Union of the European Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments.

Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, a decline in the Fund’s income and yield, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Depositary Receipts Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, and Elfun Diversified Fund). American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Derivatives Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that the Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in

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part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.

Emerging Markets Risk (principal risk for Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets. This may be due to, among other things, the possibility of greater market volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability, greater reliance on a few industries, international trade or revenue from particular commodities, less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy as compared to those typically found in a developed market. In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. There is also the potential for unfavorable action such as embargo and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include possible delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Investing Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Extension Risk (principal risk for Elfun Income Fund, Elfun Diversified Fund and Elfun Government Money Market Fund). During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may increase the period of time during which an investment earns a below-market interest rate, increase the security’s duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

Financial Institutions Risk (principal risk for Elfun Income Fund). Some instruments are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments of issuers in financial industries. Financial institutions may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition or the earnings or operations of a financial institution and on the types and amounts of businesses in which a financial institution may engage. An investor may be delayed or prevented from exercising certain remedies against a financial institution. The amount of the Fund’s assets that may be invested in any financial institution, or financial institutions generally, may be limited by applicable law.

Financial Sector Risk (principal risk for Elfun Diversified Fund and Elfun Income Fund). Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

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Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Forward Currency Contracts Risk (principal risk for Elfun Diversified Fund). In a forward currency contract, the Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into. If currency exchange rates move against the Fund’s position during the term of the contract, the Fund will lose money on the contract. There is no limit on the extent to which exchange rates may move against the Fund’s position. The markets for certain currencies may at times become illiquid, and the Fund may be unable to enter into new forward contracts or to close out existing contracts. Forward currency contracts are entered into in the over-the-counter market, and the Fund’s ability to profit from a contract will depend on the willingness and ability of its counterparty to perform its obligations under the contract. Use by the Fund of foreign currency forward contracts may give rise to investment leverage.

Futures Contracts Risks; Other Exchange-Traded Derivatives (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. The ability to establish and close out positions in futures contracts and other exchange-traded derivatives will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. In using futures contracts and other exchange-traded derivatives, the Fund will be reliant on the ability of the Adviser to predict market and price movements correctly; the skills needed to use such derivatives successfully are different from those needed for traditional portfolio management. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund’s investments that are the subject of such hedge. The prices of futures and other exchange-traded derivatives, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets and in markets for other exchange-traded derivatives are subject to margin deposit requirements. Such requirements may cause investors to take actions with respect to their derivatives positions that they would not otherwise take. The margin requirements in the derivatives markets may be less onerous than margin requirements in the securities markets in general, and as a result those markets may attract more speculators than the securities markets do. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Adviser still may not result in a successful derivatives activity over a very short time period. The risk of a position in a futures contract or other exchange-traded derivative may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund will incur brokerage fees in connection with its exchange-traded derivatives transactions. The Fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts and other exchange-traded derivatives. In the event of an insolvency of the futures commission merchant, the Fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The Fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent over-the-counter (“OTC”) derivatives. Regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Fund may invest. It is possible that, as a result of such limits, the Fund’s adviser will be precluded from taking positions in certain futures contracts or OTC derivatives as a result of positions held by other clients of the adviser or by the adviser or its affiliates themselves.

Futures contracts and other exchange-traded derivatives traded on markets outside the U.S. are not generally subject to regulation by the CFTC or other U.S. regulatory entities, including without limitation as to the execution, delivery, and clearing of transactions. U.S. regulators neither regulate the activities of a foreign exchange, nor have the power to compel enforcement of the rules of the foreign exchange or the laws of the foreign country in question. Margin and other payments made by the Fund may not be afforded the same protections as are afforded those payments in the U.S., including in connection with the insolvency of an executing or clearing broker or a clearinghouse or exchange. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts.

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Geographic Focus Risk (principal risk for Elfun Diversified Fund). The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Europe (principal risk for Elfun Diversified Fund). The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, in June 2016, citizens of the United Kingdom voted in a referendum to leave the EU (known as “Brexit”), creating economic and political uncertainty in its wake and resulting in S&P downgrading the EU’s credit rating from “AA+” to “AA” in the days following the vote. The country’s referendum vote sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the precise timeframe for Brexit is uncertain, it is currently expected that the United Kingdom will seek to withdraw from the EU by invoking article 50 of the Lisbon Treaty with an anticipated completion date within two years from notifying the European Council of the United Kingdom’s intention to withdraw. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund’s investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.

Japan (principal risk for Elfun Diversified Fund). The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese economy faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

The nuclear power plant catastrophe in Japan in March 2011 may have shorter- and longer-term effects on the Japanese economy and its nuclear energy industry. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

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Growth Stock Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, and Elfun Diversified Fund). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in growth stocks the Fund may underperform other investment funds that invest more broadly or that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

Hedging Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). In managing the Fund, the Adviser may (but will not necessarily) engage in hedging transactions. The success of the Fund’s hedging strategies will depend, in part, upon the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way the Adviser expects. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability over time to recalculate, readjust, and execute hedges in an efficient and timely manner. There is no guarantee that any hedging strategy used by the Fund will be successful in hedging the subject risks. It is possible that the Fund will lose money on a hedging transaction and on the asset of the Fund that was the subject of the hedge. For a variety of reasons, the Adviser may not seek or be able to establish a perfect correlation between the hedging instruments utilized and the Fund holdings being hedged. For example, changes in the prices of futures contracts used for hedging purposes may not correlate exactly with changes in the level or value of the index or financial instrument underlying the futures contract, or changes in the level or value of that index or financial instrument may not correlate closely with the Fund holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The effectiveness of any hedging transaction entered into in the over-the-counter market depends on the willingness and ability of the Fund’s hedging counterparty to perform its obligations to the Fund. Hedging transactions may have the effect of creating investment leverage in the Fund.

Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates. A reduction in the income earned by the Fund may limit the Fund’s ability to achieve its objective.

Index Tracking Risk (principal risk of Elfun Diversified Fund). While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index for a number of reasons. For example, the return on the sample of securities purchased by the Fund (or the return on securities not included in the Index), to replicate the performance of the Index may not correlate precisely with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. The Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the Index in which the Fund may invest. Application of such screens or techniques may result in investment performance below that of the Index and may not produce results expected by the Adviser. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Inflation Risk (principal risk of Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund and Elfun Tax-Exempt Income Fund). Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a Fund’s assets can decline.

Interest Rate Risk. Interest rate risk is the risk that the securities held by the Fund will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in the Fund’s income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the

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future. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

IPO Risk (principal risk of the Elfun Diversified Fund). The Fund may at times have the opportunity to invest in securities offered in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. The prices of securities offered in IPOs can have significant volatility and the Fund may lose money on an investment in such securities. IPOs may not be available to the Fund at all times, and the Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on the Fund’s investment performance. The Fund’s investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more limited, or no, investments in IPOs. There can be no assurance that the Fund will have the opportunity to invest in IPOs that are made available to other clients of the Adviser.

Large Shareholder Risk. To the extent a large proportion of the shares of the Fund are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Fund to conduct its investment program. For example, they could require the Fund to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid portfolio investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Large-Capitalization Securities Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund). Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions may create investment leverage. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than the Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset segregation or coverage requirements.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind. Furthermore, if the Fund’s principal investment strategies involve investing in municipal securities or high yield securities, the Fund’s portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for the Fund to value accurately than securities of public corporations.

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Low Short-Term Interest Rate Risk (principal risk for Elfun Government Money Market Fund). At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that a Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Management Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, Elfun Tax-Exempt Income Fund and Elfun Diversified Fund). The Fund is an actively managed investment portfolio. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Market Risk. Market prices of investments held by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

Market Volatility; Government Intervention Risk. Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject the Fund to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and the Fund’s investment program in particular can be uncertain. In recent periods, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including, without limitation, in Europe or Asia. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In recent periods, financial regulators, including the U.S. Federal Reserve and the European Central Bank, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators to implement, or to curtail or taper, such activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

Mid-Capitalization Securities Risk (principal risk for Elfun International Equity Fund and Elfun Diversified Fund). The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some

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difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale. Returns on investments in securities of mid-capitalization companies could trail the returns on investments in securities of larger or smaller companies.

Money Market Fund Regulatory Risk (principal risk for Elfun Government Money Market Fund). In July 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally.

Money Market Risk (principal risk for Elfun Government Money Market Fund). An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a government money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds. A government money market fund is permitted to impose redemption fees and/or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it. None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors (“SSGA”), SSGA FM or their affiliates (“State Street Entities”) guarantee the value of an investment in a government money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities.

Mortgage-Related and Other Asset-Backed Securities Risk (principal risk for Elfun Income Fund, Elfun Diversified Fund, and Elfun Government Money Market Fund). Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which the Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. The values of such transactions will be affected by many of the same factors that affect the values of mortgage-related securities generally. In addition, forward roll transactions may have the effect of creating investment leverage in the Fund.

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Municipal Obligations Risk (principal risk for Elfun Tax-Exempt Income Fund). The U.S. municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Municipal obligations include revenue obligations, which are generally backed by the revenues generated from a specific project or facility and include private activity bonds and industrial development bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and on the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Because many municipal securities are issued to finance projects relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance or reduction in the rate of the taxation supporting the project or asset or the inability to collect revenues for the project or from the assets. If the U.S. Internal Revenue Service determines the issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, and the security could decline in value. Municipal obligations may also be subject to prepayment risk and extension risk. Certain states and other governmental entities have experienced, and may continue to experience, extreme financial pressures in response to financial and economic and other factors, and may be, or be perceived to be, unable to meet all of their obligations under municipal bonds issued or guaranteed by them; such factors may result in substantial volatility in municipal securities markets and losses to the Fund. Additionally, the Fund’s portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for the Fund to value accurately than securities of public corporations.

Non-U.S. Securities Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund). Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.

Passive Strategy/ Index Risk (principal risk for Elfun Diversified Fund). The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate Index returns regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund.

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Portfolio Turnover Risk (principal risk for Elfun Income Fund and Elfun Diversified Fund). The Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing the Fund’s investment return, and the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains taxable as ordinary income.

Preferred Securities Risk (principal risk for Elfun International Equity Fund and Elfun Diversified Fund). Generally, preferred security holders have no or limited voting rights with respect to the issuing company. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. Therefore, in the event an issuer of preferred securities experiences economic difficulties, the issuer’s preferred securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds—that is, as interest rates rise, the value of the preferred securities held by the Fund are likely to decline. Therefore, to the extent that the Fund invests a substantial portion of its assets in fixed rate preferred securities, rising interest rates may cause the value of the Fund’s investments to decline significantly. In addition, because many preferred securities allow holders to convert the preferred securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund’s yield.

Rapid Changes in Interest Rates (principal risk for Elfun Government Money Market Fund and Elfun Income Fund). The values of most instruments held by the Fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests. Significant losses could impair a Fund’s ability to maintain a stable share price of $1.00.

Real Estate Securities Risk (principal risk for Elfun Diversified Fund and Elfun Income Fund). There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation REITs and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a real property company is subject to additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a real property company may contain provisions that make changes in control of the company difficult and time-consuming. As a shareholder in a real property company, the Fund, and indirectly the Fund’s shareholders, would bear their ratable shares of the real property company’s expenses and would at the same time continue to pay their own fees and expenses.

Reinvestment Risk. Income from the Fund’s portfolio may decline when the Fund invests the proceeds from investment income, sales of portfolio securities or matured, traded or called debt obligations. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by the Fund from its investments is likely to have a negative effect on the yield and total return of the Fund shares.

Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repurchase agreement. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Restricted Securities Risk. The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the

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creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Reverse Repurchase Agreement Risk (principal risk for Elfun Income Fund and Elfun Diversified Fund). A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Reverse repurchase agreements involve the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. When the Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Fund, potentially resulting in delays, costs, and losses to the Fund. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. Use of reverse repurchase agreements by the Fund will increase the volatility of the Fund and potential losses.

Risk of Investment in Other Pools (principal risk for Elfun Diversified Fund). When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pool may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. If a pool is an exchange-traded fund or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in the pool. Investment by the Fund in the pool may be beneficial to the Adviser or an affiliate in the management of the pool, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest the Fund’s assets in a pool sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in the pool over a pool sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in a pool sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Settlement Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Trust). Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions. Delays in settlement may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, and potentially subject the Fund to penalties for its failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times and prices it considers desirable, and may subject the Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others. Limits on the ability of the Fund to purchase or sell securities due to settlement delays could increase any variance between the Fund’s performance and that of its benchmark index.

Significant Exposure to U.S. Government Agencies or Instrumentalities Risk (principal risk for Elfun Government Money Market Fund). To the extent a Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on a Fund’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.

Small-, Mid- and Micro-Cap Companies Risk (principal risk for Elfun Diversified Fund). The securities of small-, mid- and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held

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securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-, mid- and micro-capitalization companies could trail the returns on investments in securities of larger companies.

Stable Share Price Risk (principal risk for Elfun Government Money Market Fund). If the market value of one or more of the Fund’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

Technology Sector Risk (principal risk for Elfun Diversified Fund). Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Unconstrained Sector Risk (principal risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund and Elfun Diversified Fund). The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund. Any such investment focus may also limit the liquidity of the Fund. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such extreme cash inflows or outflows might affect management of the Fund adversely.

U.S. Government Securities Risk (principal risk for Elfun Income Fund and Elfun Government Money Market Fund). U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

U.S. Treasury Obligations Risk (principal risk for Elfun Income Fund). U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the recent financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing

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refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. U.S. Treasury securities are currently given the top rating by all major ratings agencies except Standard & Poor’s Ratings Services, which rates them AA+, one grade below their top rating. Since downgrading U.S. Treasury securities from AAA to AA+ in 2011, Standard & Poor’s Ratings Services has affirmed its rating. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by Standard & Poor’s Ratings Services may cause the value of the Fund’s U.S. Treasury obligations to decline. A downgrade of the ratings of U.S. government debt obligations, such as U.S. Treasury obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy.

Valuation Risk (principal risk for Elfun International Equity Fund, Elfun Income Fund, Elfun Tax-Exempt Income Fund, Elfun Diversified Fund). Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Value Stock Risk (principal risk for Elfun Diversified Fund). Value stocks present the risk that they may decline in price or never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth or the Adviser overestimates the stock’s expected value. Value stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in value stocks the Fund may underperform other investment portfolios that invest more broadly or that favor different investment styles.

Variable and Floating Rate Securities (principal risk for Elfun Income Fund, Elfun Tax-Exempt Income Fund, Elfun Diversified Fund, and Elfun Government Money Market Fund). Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow the Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. The Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.

In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. The extent of increases and decreases in the values of derivative variable rate securities and the corresponding change to the net asset value of the Fund in response to changes in market rates of interest generally may be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality, redemption provisions, and maturity. The markets for such securities may be less developed and may have less liquidity than the markets for conventional securities.

When-Issued, TBA and Delayed Delivery Securities Risk. The Fund may purchase securities on a when-issued, TBA or delayed delivery basis and may purchase securities on a forward commitment basis. The purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The prices of the securities so purchased or sold are subject to market fluctuation. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued, TBA, delayed delivery, or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund’s net asset value. Default by or bankruptcy of a counterparty to a when-issued, TBA or delayed delivery transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

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Zero-Coupon Bond Risk (principal risk for Elfun Income Fund, Elfun Tax-Exempt Income Fund, and Elfun Diversified Fund). Zero-coupon bonds are debt obligations that are generally issued at a discount and payable in full at maturity, and that do not provide for current payments of interest prior to maturity. Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. When interest rates rise, the values of zero-coupon bonds fall more rapidly than securities paying interest on a current basis, because the Fund is unable to reinvest interest payments at the higher rates.

Additional Information About Non-Principal Investment Strategies and Risks

Conflicts of Interest Risk. An investment in the Fund may be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which the Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. Because of its financial interest, the Adviser may have an incentive to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest.

The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Fund. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for the Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by the Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material non-public confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Fund) or otherwise using such information for the benefit of its clients or itself.

The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect the Fund. The Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect a Fund from cyber-attack. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

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Index Construction Risk (risk for Elfun Diversified Fund). A security included in the Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that characteristic or exposure.

Index Licensing Risk (risk for Elfun Diversified Fund). It is possible that the license under which the Adviser or the Fund is permitted to replicate or otherwise use the Index will be terminated or may be disputed, impaired or cease to remain in effect. In such a case, the Adviser may be required to replace the Index with another index which it considers to be appropriate in light of the investment strategy of the Fund. The use of any such substitute index may have an adverse impact on the Fund’s performance. In the event that the Adviser is unable to identify a suitable replacement for the relevant Index, it may determine to terminate the Fund.

Money Market Risk (risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, Elfun Tax-Exempt Income Fund, and Elfun Diversified Fund). An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it.

Securities Lending; Risk of Investment in Cash Collateral (risk for Elfun Trusts, Elfun International Equity Fund, Elfun Income Fund, Elfun Tax-Exempt Income Fund, and Elfun Diversified Fund). The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Fund will receive cash or other obligations as collateral. Any such loans must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Temporary Defensive Positions. In response to actual or perceived adverse market, economic, political, or other conditions, the Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If the Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Portfolio Turnover Risk (risk for Elfun Trusts, Elfun International Equity Fund and Elfun Tax-Exempt Income Fund). The Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing the Fund’s investment return, and the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains.

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

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Management and Organization

Investment Adviser

SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of each Fund. SSGA FM provides an investment management program for each Fund and manages the investment of the Funds’ assets. SSGA FM is a wholly-owned subsidiary of State Street Corporation (“State Street”) and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSGA FM and certain other affiliates of State Street make up State Street Global Advisors (“SSGA”). SSGA is one of the world’s largest institutional money managers and the investment management arm of State Street. As of December 31, 2016, SSGA FM managed approximately $[384.95] billion in assets and SSGA managed approximately $[2.24]1 trillion in assets. SSGA FM’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GE Asset Management Incorporated (“GEAM”) and certain of its subsidiaries (the “Transaction”). The Transaction closed on July 1, 2016, resulting in the automatic termination of each Fund’s investment advisory contract with GEAM and, for Elfun Government Money Market Fund, the sub-advisory contract with SSGA FM. Pursuant to approval by the Board and shareholders of each Fund, effective July 1, 2016, SSGA Funds Management, Inc. (“SSGA FM”) became the investment adviser to each Fund and, subject to the supervision of the Board, became responsible for the investment management of each Fund.

Management Fee

As of July 1, 2016, each Fund pays SSGA FM a combined fee for advisory and administrative services that is accrued daily and paid monthly. Prior to July 1, 2016, the management and administration fee charged to each Fund by the investment adviser was the reasonable cost, both direct and indirect, incurred by the investment adviser in providing advisory and administration services to the Funds.

For the period January 1, 2016 through June 30, 2016, the Funds paid GEAM the following amounts as a percentage of average net assets for investment management and administration services:

Elfun Trusts	[	]%
Elfun International Equity Fund	[	]%
Elfun Income Fund	[	]%
Elfun Tax-Exempt Income Fund	[	]%
Elfun Diversified Fund	[	]%
Elfun Government Money Market Fund	[	]%*

*	Without the voluntary subsidy described below, the Elfun Government Money Market Fund would have paid its investment adviser [ ]% of average net assets for investment management and administration services for the period from January 1, 2016 through June 30, 2016.

For the period June 30, 2016 through December 31, 2016 the Funds paid SSGA FM the following amounts as a percentage of average net assets for investment management and administration services:

Elfun Trusts	[	]%
Elfun International Equity Fund	[	]%
Elfun Income Fund	[	]%
Elfun Tax-Exempt Income Fund	[	]%
Elfun Diversified Fund	[	]%
Elfun Government Money Market Fund	[	]%*

*	Without the voluntary subsidy described below, the Elfun Government Money Market Fund would have paid its investment adviser [ ]% of average net assets for investment management and administration services for the period from June 30, 2016 through December 31, 2016.

[1]	This total assets under management figure includes the assets of the SPDR Gold Trust (approximately $[22] billion as of December 31, 2016), for which State Street Global Markets, LLC, an affiliate of SSGA, serves as the distribution agent. This figure is unaudited.

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[With respect to the Elfun Government Money Market Fund, SSGA FM has voluntarily undertaken to subsidize its management expense and/or certain expenses of the Elfun Government Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00%. This voluntary management expense and/or other expense subsidy may be modified or discontinued by SSGA FM at any time without prior notice. SSGA FM may recapture any reduced fees or subsidized expenses for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. SSGA FM does not currently intend to recoup any expenses subsidized or waived by GEAM prior to July 1, 2016. There can be no assurance that these expense subsidies will be sufficient to avoid any loss.]

A discussion regarding the Board’s considerations of the Funds’ investment advisory contracts is provided in the Funds’ Annual Report to shareholders for the period ended December 31, 2016.

Manager of Managers Structure

SSGA FM has received an exemptive order from the SEC to operate the funds it manages under a manager of managers structure that permits SSGA FM, with the approval of the Board, including a majority of the independent Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, SSGA FM has responsibility, subject to oversight of each Fund’s Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or SSGA FM. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval, which has been obtained for each of the Funds. None of the Funds currently employ a sub-adviser.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to SSGA FM to be increased without shareholder approval; or (2) diminish SSGA FM’s responsibilities to a Fund, including SSGA FM’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

About the Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including security purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth biographical information for each portfolio manager (except for the Elfun Government Money Market Fund).

Portfolio Management Teams

Key professionals involved in the day-to-day portfolio management of the Elfun Trusts include the following:

[David B. Carlson is Chief Investment Officer — U.S. Equities of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson has served as the portfolio manager of Elfun Trusts since 1988. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.]

Key professionals involved in the day-to-day portfolio management of the Elfun International Equity Fund include the following:

[Ralph R. Layman is an Executive Vice President, Chief Investment Officer Emeritus and a Director of GE Asset Management. Mr. Layman has served on the portfolio management team for the Elfun International Equity Fund since 1991. Mr. Layman joined GE Asset Management in 1991 as a Senior Vice President for International Investments, became an Executive Vice President in 1992, served as President — International Equities from March 2007 to July 2009, President and Chief Investment Officer — Public Equities from July 2009 to March 2012 and has served as Chief Investment Officer Emeritus since March 2012.]

[Michael J. Solecki is a Senior Vice President and Chief Investment Officer — International Equities of GE Asset Management. He has served on the portfolio management team for the Elfun International Equity Fund since August 1999. He joined GE Asset Management in 1991 as an international equity analyst. He became a Vice President for international equity portfolios in 1996, Senior Vice President in 2000, Co-Chief Investment Officer — International Equities in March 2009 and Chief Investment Officer — International Equities in March 2012.]

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Key professionals involved in the day-to-day portfolio management of the Elfun Income Fund include the following:

[William M. Healey is a Senior Vice President and Chief Investment Officer — Core Fixed Income Investments of GE Asset Management. He has served on the portfolio management team for the Elfun Income Fund since joining GE Asset Management in 1996. Mr. Healey became Vice President in June 2001, Senior Vice President in January 2007 and Chief Investment Officer — Core Fixed Income Investments in April 2012. Prior to joining GE Asset Management, Mr. Healey spent over 11 years in the fixed income group at MetLife.]

Mark H. Johnson is a Senior Managing Director of State Street Global Advisors and Chief Investment Officer of the investment management group. He is co-responsible for managing all actively managed fixed income strategies as well as the Insurance general account product offering. Mr. Johnson joined SSGA in July 2016 through its acquisition of GE Asset Management. There he co-led the fixed income team and had direct responsibility for the firm’s LDI and Insurance asset management business. Other assignments at GEAM included leading the high grade corporate team, leading the structured products team and being a senior member of the insurance portfolio management group. Prior to joining GEAM in 2002, Mr. Johnson was a portfolio manager for GE’s reinsurance unit responsible for taxable fixed income portfolios. Prior to joining GE in 1998, Mr. Johnson worked for insurance company investment / controller groups and public accounting. Mr. Johnson has over 22 years of investment industry experience and 29 years in the financial services industry. Mr. Johnson has a MBA from the University of Kansas and a BS in accounting from Missouri State University. He earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York City Security Analysts Society. Mr. Johnson is also a CPA certificate holder.

Key professionals involved in the day-to-day portfolio management of the Elfun Tax-Exempt Income Fund include the following:

Michael J. Caufield is a Managing Director of State Street Global Advisors and a Senior Portfolio Manager in The Investment Management Group. He is the Chief investment Officer for the Elfun Tax-Exempt Income Fund and is responsible for all investment strategies in the tax-exempt bond asset class. Mr. Caufield joined SSGA in July 2016 through its acquisition of GE Asset Management. He joined GEAM in 1987 as Vice President, Manager Fixed Income Research & Analysis and promoted to Senior Vice President in 1994. He has over 37 years’ experience in the Municipal Bond Market. Prior to joining GEAM, Mr. Caufield was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a Credit analyst at Moody’s Investor Service and Dun & Bradstreet for five years. Mr. Caufield received his BS in Finance from Fordham University.

Key professionals involved in the day-to-day portfolio management of the Elfun Diversified Fund include the following:

[Jeffrey Palma is a Senior Vice President and Chief Market Strategist at GE Asset Management, and a portfolio manager of the Elfun Diversified Fund. He has served on the portfolio management team for the Elfun Diversified Fund since May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.]

[David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director of GE Asset Management. He has served as a portfolio manager of the Elfun Diversified Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.]

The Administrator and Sub-Administrator

SSGA FM serves as administrator of each Fund. Each Fund currently pays SSGA FM an administrative fee at the annual rate of [0.05]% with respect to each of its share classes. State Street serves as sub-administrator for the Funds for a fee that is paid by the SSGA FM. State Street also serves as custodian of the Funds for a separate fee that is paid by the Funds.

The Transfer Agent and Dividend Disbursing Agent

[U.S. Bancorp Fund Services, LLC] is the transfer agent and dividend disbursing agent (the “Transfer Agent”).

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The Distributor

State Street Global Markets, LLC serves as the Funds’ distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust.

Additional Information

The Trustees of the Trusts oversee generally the operations of the Funds and the Trusts. Each Trust enters into contractual arrangements with various parties, including among others the Funds’ investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Trusts and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trusts or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Use of the Term “Shares”

Under the organizational documents of each Fund, the Funds issue interests that are described in those documents as “units.” To ease readability, throughout this prospectus, such units are referred to as “shares” and the Fund’s interest holders as “shareholders.”

Shareholder Information

Who May Purchase Shares

Shares of any of the six Funds may be purchased or held by the following as determined at the time the account is opened:

1. General Electric Company (“GE”) employees;

2. GE retirees;

3. GE Board members;

4. GE or its subsidiaries;

5. Surviving un-remarried spouses of GE employees, GE retirees, GE Board members, or Fund Trustees;

6. Immediate family members of GE employees, GE retirees, GE Board members or Fund Trustees, including immediate family members of shareholders who are former GE employees or GE Board members;

7. Trusts for the sole benefit of (a) GE employees, (b) GE retirees, (c) GE Board members, (d) Fund Trustees, or immediate family members of (a), (b), (c) or (d);

8. Estate planning vehicles of (a), (b), (c), or (d) for the benefit of lineal descendants (such as grandchildren and great-grandchildren) of GE employees, GE retirees, or GE Board members;

9. The Trustees of the Funds; and

10.	Such others as the Trustees of the Funds may permit.

Immediate family is defined as a parent, spouse of parent, spouse, brother, sister, child, spouse of child, or grandchild (including blood, step, and adoptive relationships).

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Residency Requirement

In order to be eligible to open an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by the Funds’ distributor, State Street Global Markets, LLC (“SSGM” or “Distributor”). The Distributor and/or the Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains to non-U.S. residents in a check mailed to them; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.

How to Purchase Shares

Shares may be purchased in several ways. You may purchase shares by mail, bank wire, electronic funds transfer, via the Funds’ website or by telephone. You may obtain an application from the Distributor by calling 1-800-242-0134 or from the Funds’ website at www.ssga.com/geam.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, social security or taxpayer identification number, and possibly other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. This information will be used only for the purpose of establishing and confirming your identity.

If you do not provide this information when requested, or do not permit us to see identifying documents, we may be unable to verify your identity and open your accounts. Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s net asset value per share. If your account is closed for any reason, your shares will be redeemed at the net asset value per share next calculated, which may result in a loss of your investment as well as a taxable gain or loss.

To reduce expenses by eliminating duplicate mailings to the same address, the Fund may choose to mail only one report, prospectus, proxy statement or information statement, as applicable, to your household, even if more than one member of the household has an account with the Fund. If you would like to receive additional reports, prospectuses, or proxy statements, please call 1-800-242-0134. The Funds no longer issue physical certificates representing shares in any Fund. Ownership of shares is evidenced by Statements of Account representing shares issued in book-entry form (“book shares”).

The Funds and the Distributor may reject any purchase order or exchange request for any reason.

An individual or entity that purchases or holds shares and is determined by the Funds, at any time, to be ineligible, will be required to redeem those shares immediately and bear any associated transaction costs, market exposure risks, and tax consequences.

Minimum Investments

	By mail	By wire/ACH
Initial Investment	$500	$500

Initial investment minimums are reduced to $25 for Automatic Investment and Payroll Savings Plans. Accounts that fall below the $500 account minimum may be automatically redeemed by a Fund on 30 days’ notice and will bear any associated transaction costs, market exposure risks, and tax consequences.

Opening an Account and Investing by Mail

•	Read this Prospectus.

•	If opening a new account, complete and sign the application. You may obtain an application by calling the Distributor at 1-800-242-0134 or from the Funds’ website at www.ssga.com/geam.

•	Send a check drawn on a U.S. bank in U.S. Dollars payable to the Elfun Fund(s) in which you want to invest. Endorsed checks, credit card checks, courtesy checks, checks payable to cash, starter checks, travelers cheques, checks drawn from a foreign bank (or with a foreign address), money orders, post-dated checks, post-dated on-line bill pay checks, and any conditional order or payment are not accepted by the Funds. Cash (currency) is also not accepted.

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•	Third party checks, cashier’s checks, official checks, teller and bank checks made out to the shareholder(s) will generally be accepted for subsequent investments if endorsed by all shareholder(s) on the account and accompanied by clear instruction noting the Fund and shareholder(s)’ account number.

•	If a check used to open or add to an account does not clear (which could take up to 10 days or more), you may be assessed an additional charge.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Such purchase orders or redemption requests will be considered received when they arrive at the premises where transfer agent functions are performed. In general, the transfer agent’s policy is to pick up mail items in its post office box multiple times during the course of a business day.

•	If you are not eligible to purchase shares of the Fund or you do not fully and accurately complete an application, an account will not be opened and your money will be returned without effecting a purchase.

•	An account may be opened and a purchase may be effected while your eligibility to invest in the Funds is being verified. If, after your purchase is effected, we are unable to verify your eligibility to purchase shares or you are found to be ineligible to purchase shares, we will immediately redeem your shares at a price reflecting the net asset value per share next calculated after such determination is made, which may result in a loss on your investment as well as a taxable gain or loss.

Once You Have Opened an Account — You Have Additional Options

By Wire

•	You may have your financial institution electronically transfer (wire) monies to your account. Wire to the address below. Include your name, the name of the Fund, and your account number. Before sending your wire, please contact GE Mutual Funds at 1-800-242-0134 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Wire Address:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202-5207

ABA #075000022

Credit: U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(shareholder name and address)

(shareholder account number)

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•	Your financial institution may charge a fee for wire transactions.

•	Wire orders received by the close of regular trading on the New York Stock Exchange (“NYSE”) are executed at that day’s net asset value per share. Wire orders received after the close of regular trading on the NYSE receive the next business day’s price. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Electronic Funds Transfer

•	Investors may purchase additional shares of the Funds by calling 1-800-242-0134. If you elected this option on your account application, and your account has been open for at least 10 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.

•	Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

How to Purchase Shares

Direct Deposit or Payroll Deduction

•	You may invest automatically with money deducted from your federal pay check, Social Security check, GE employee or other company’s payroll check.

•	To make arrangements, please contact us at 1-800-242-0134.

•	For payroll deductions, you may be required to complete a payroll deduction form. GE employees may login to GE’s benefits website and establish payroll deduction by selecting Direct Deposit. All others will be required to contact their employers directly.

•	Account statements will be sent quarterly.

•	You may elect to modify or terminate your participation in the Direct Deposit or Payroll Deduction programs by contacting your employer directly. For GE employees, please login to GE’s benefits website and populate the requested information using the payroll deduction form found on the Funds’ website at www.ssga.com/geam.

•	The Funds may modify or terminate this feature at any time upon notice to you.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a periodic basis. In order to participate in the Plan, each purchase must be in the amount of $25 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Fund’s transfer agent will charge a fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the new account application or the Account Options Form, as applicable, or call the Fund’s transfer agent at 1-800-242-0134 for additional information. Money invested pursuant to the Automatic Investment Plan will not be available from your Fund account for 10 business days. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent by telephone or in writing 5 days prior to the effective date. The Funds may modify or terminate this feature at any time.

By Website

Investors can purchase Shares of a Fund by accessing the Funds’ website at www.ssga.com/geam, selecting Elfun Investor/GE Employee as your website and following the instructions under My Account. Once a website transaction has been placed, it cannot be canceled or modified.

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Retirement Accounts

Shares of the Funds, other than the Elfun Tax-Exempt Income Fund, are available for purchase by an Elfun Traditional or Roth Individual Retirement Account (“Elfun IRAs”). An Elfun IRA application and further details about Elfun IRA plans are available from the Distributor.

How to Redeem Shares

Redemption of Shares in General

You may take money out of your account by redeeming (selling) some or all of your shares.

By Mail

Each signature must be signature guaranteed for any redemption:

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 days; or

•	When ownership of an account is being changed.

The Funds and/or the transfer agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Funds may require additional information for redemptions made by corporations, executors, administrations, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

By Website

Investors can redeem Shares of a Fund by accessing the Funds’ website at www.ssga.com/geam, selecting Elfun Investor/GE Employee as your website and following the instructions under My Account. Once a website transaction has been placed, it cannot be canceled or modified.

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By Telephone

•	Shares may be redeemed by telephone via an agent during normal business hours with no dollar limitations.

•	Shares may be redeemed by telephone up to a maximum of $100,000 per day utilizing the Funds’ automated voice response system.

•	Proceeds may be paid by check or wire and sent to bank account or address on record.

•	The telephone option must have been selected during initial account setup or subsequently by written request signed by all registered shareholders.

•	Call 1-800-242-0134.

•	Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or accountholder does not have legal capacity to effect transactions.

•	Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures to authenticate the caller.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone transactions must be received before the close of trading on the NYSE (normally 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

By Wire

•	You may redeem your shares by telephone and have the proceeds of the sale wired to your bank instead of receiving a check.

•	Minimum wire amount is $500.

•	Call 1-800-242-0134.

•	A $15 fee per wire will be charged to your account.

•	Before we can process your wire redemption, we must have received proper wire instructions. You may provide wire instructions at initial account setup or subsequently. To provide wire instructions after initial account set up, send a written request, signed by each shareholder with a medallion signature guarantee, to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

By Systematic Withdrawal Plan

You may select a specific amount to be redeemed from your account on a regular basis.

•	Your account balance must be at least $10,000.

•	Minimum of $50 per withdrawal.

•	You may sell shares monthly or quarterly.

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•	You will receive written confirmation of transactions quarterly.

•	Further information may be obtained by calling 1-800-242-0134.

Checkwriting

Checkwriting privileges may be elected at no cost by shareholders of Elfun Government Money Market Fund. Checks may be made payable to any payee, generally in amounts of $100 or more. The Transfer Agent will redeem shares in an amount sufficient to cover the amount of a check. If the amount of the check is greater than the value of the shares in a shareholder’s account, the check will be returned marked “insufficient funds” and you may be assessed an additional charge. Further information may be obtained by calling 1-800-242-0134.

Special Considerations for Selling shares

•	If you have purchased shares of a Fund by personal check, redemption of these shares can only be processed after your check is cleared by your bank. This could take up to 10 days or more.

•	If your account balance falls below $500, the Transfer Agent may request that you bring your balance up to the $500 minimum or request that you close your account. If you take no action within 30 days, the Transfer Agent may sell your shares and mail the proceeds to you, in which case you will bear any transaction costs, market exposure risks, and tax consequences. This $500 minimum balance requirement is waived for qualified plans, Direct Deposit or Payroll Deduction accounts, and Automatic Investment Plan accounts.

•	Normally, redemption requests are processed by the next business day, but may take up to seven business days if making immediate payment would adversely affect the Fund.

•	Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

•	Book shares may be redeemed by telephone, via the Funds’ website or mail.

•	If the Board of Trustees determines that the deviation between the Elfun Government Money Market Fund’s amortized cost price per share and the market based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent liquidation of the Elfun Government Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of redemption proceeds.

Redemptions in Kind

[Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing shareholders. Therefore, the Fund may require that you take a “redemption in kind” upon redemption and may give you portfolio securities instead of cash proceeds. You may have to sell those portfolio securities through a broker and may incur transaction costs when you sell them.]

When We Receive Your Transaction Request

•	Purchase and redemption requests received in good order will be executed at the net asset value per share next calculated after receipt of transaction instructions (in the case of redemptions, less any redemption fee as the Trustees may prescribe).

•	Purchase and redemption orders are executed only on days when the NYSE is open for trading. NAV normally is calculated as of the close of the NYSE. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

•	For Funds declaring daily income dividends, you will begin to earn income as of the first business day after payment for your order has been received by the Fund.

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•	If authorized on your application or otherwise, you may initiate certain transactions (such as redemptions) by telephone. The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

How to Exchange Shares

You can exchange shares of one Elfun Fund for shares of another Elfun Fund. For tax purposes, an exchange is a sale and purchase of shares. You may have a taxable gain or loss when you exchange your shares. To exchange shares:

•	by telephone, call 1-800-242-0134.

•	by website, go to www.ssga.com/geam, select Elfun Investor/GE Employee as your website and follow the instructions under My Account. Once a website transaction has been placed, it cannot be canceled or modified.

•	by mail, send your written request to us at the address below.

Mail to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight Delivery:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

You should review the description of the Fund that you wish to purchase.

Frequent -Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by shareholders in mutual funds advised by SSGA FM (the “State Street Funds”). The State Street Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Excessive Trading into and out of a State Street Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Boards of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect each State Street Fund and its shareholders from Excessive Trading:

•	The State Street Funds’ transfer agent compiles, monitors and reports account-level information on omnibus and underlying shareholder/participant activity. Depending on the account type, monitoring will be performed on a daily, monthly, quarterly and/or annual basis;

•	The State Street Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the financial intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and

•	With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

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The State Street Funds’ distributor has detailed procedures that document the transparency oversight and monitoring processes performed by the State Street Funds’ transfer agent.

While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The State Street Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by Excessive Trading restrictions.

Inactive Accounts

Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements, which may include a period of no activity within your account. If a Fund is unable to establish contact with an investor, it will determine whether the investor’s account can legally be considered abandoned and required to be escheated. The investor’s last known address of record determines which state has jurisdiction.

Dividends, Distributions and Tax Considerations

Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will be reinvested in your account. There are no fees or charges to reinvest dividends or distributions.

If you instruct us to mail you a dividend check and the check is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the applicable Fund. Further, if your distribution check is not cashed within six months of the date of the check, the distribution and all subsequent distributions may be reinvested in the applicable Fund at the then current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended. Each Fund is subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule

Elfun Trusts Elfun International Equity Fund Elfun Diversified Fund	• Dividends typically are declared and paid annually. • Short-term and long-term capital gain distributions, if any, typically are declared and paid annually.
Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund*	• Dividends are declared daily and paid monthly. • Short-term and long-term capital gains, if any, typically are declared and paid annually.

*	All expenses of the Elfun Government Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

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For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Distributions from the Elfun Tax-Exempt Income Fund properly reported as “exempt-interest dividends” are not generally subject to regular federal income tax, but may be subject to the federal alternative minimum tax and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Elfun Tax-Exempt Income Fund may have on the federal taxation of your benefits. The Elfun Tax-Exempt Income Fund may also invest a portion of its assets in securities that generate income that will be subject to regular federal income tax when distributed to shareholders. Distributions from the Elfun Tax-Exempt Income Fund other than exempt-interest dividends generally will be taxable as described above.

Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held such Fund shares.

An additional 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.

A Fund’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Fund may be entitled to elect to pass through to its shareholders a credit (or deduction, for a shareholder that itemizes deductions and so chooses) for foreign taxes (if any) borne with respect to foreign securities income earned by the Fund. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Fund. There can be no assurance that a Fund will make such election, even if it is eligible to do so. Even if a Fund elects to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Certain of a Fund’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions, and may require the Fund to liquidate its investments at a time when it is not advantageous to do so.

If you are not a U.S. person, dividends paid by a Fund that the Fund properly reports as capital gain dividends, short-term capital gain dividends, interest-related dividends, each as further defined in the SAI, or exempt-interest dividends are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund’s dividends other than those the Fund so reports as capital gain dividends, short-term capital gain dividends, interest-related dividends or exempt-interest dividends, generally will be subject to a U.S. withholding tax at the 30% rate (or lower applicable treaty rate). See each Fund’s SAI for further information.

The U.S. Treasury and IRS generally require a Fund to obtain information sufficient to identify the status of each shareholders under sections 1471-1474 of the Internal Revenue Code of 1986, as amended, and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) or under an applicable intergovernmental agreement between the United States and a foreign government. Please see the SAI for more information on FATCA reporting requirements.

Cost Basis Reporting. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares acquired on or after January 1, 2012 (“Post Effective Date Shares”). [If you acquire and hold shares directly through the Funds and not through a financial intermediary, the Fund will use a default average cost basis methodology for tracking and reporting your cost basis on Post Effective Date Shares, unless you request, in writing, another cost basis reporting methodology.]

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Calculating Share Value

Each Fund determines its net asset value “NAV” per share once each business day as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. In unusual circumstances, such as an emergency or an unscheduled close or halt of trading on the NYSE, the time at which share prices are determined may be changed. The NAV per share is based on the market value of the investments held in a Fund. The NAV for each Fund’s shares is calculated by dividing the value of the assets of the Fund less the liabilities of the Fund by the number of Fund shares outstanding. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when the applicable Fund does not price its shares. Consequently, the NAV of each Fund’s shares may change on days when shareholders are not able to purchase or redeem the Fund’s shares. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Portfolio securities of the Elfun Government Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost.

Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Funds’ Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements, which have been audited by [xxx], independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

[To be updated by amendment.]

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Elfun Funds Prospectus

If you wish to know more

You will find additional information about the Elfun Funds in the following documents:

Statement of Additional Information (“SAI”): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference and is legally considered part of this Prospectus.

Annual Report to Shareholders: Additional information about each Fund’s investments is available in the Elfun Funds annual report to shareholders. In the annual report you will find a discussion of market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Elfun Funds

You may obtain a free copy of the SAI or the Funds’ annual report and make inquiries by contacting:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-242-0134

Website: www.ssga.com/geam

Investment Adviser

SSGA Funds Management, Inc.

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor and Servicing Agent

State Street Global Markets, LLC

Member FINRA/SIPC

Investment Company Act file numbers:

Elfun Trusts: 811-00483

Elfun International Equity Fund: 811-05216

Elfun Income Fund: 811-03715

Elfun Tax-Exempt Income Fund: 811-02735

Elfun Diversified Fund: 811-05324

Elfun Government Money Market Fund: 811-05904

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]GM-PRO-1 (04/17)]

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ELFUN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

[May 1, 2017]

For information, call 1-800-242-0134

Elfun Trusts	ELFNX	Elfun Tax-Exempt Income Fund	ELFTX

Elfun International Equity Fund	EGLBX	Elfun Income Fund	EINFX

Elfun Diversified Fund	ELDFX	Elfun Government Money Market Fund	ELMXX

This Statement of Additional Information (“SAI”) supplements the information contained in the current statutory prospectus of the Elfun Funds (each, a “Fund” and collectively, the “Funds”) dated [May 1, 2017], as it may be revised from time to time (the “Prospectus”) and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each Fund may be obtained without charge by calling the Funds at the toll-free telephone number listed above.

The Funds’ financial statements for the fiscal year ended December 31, 2016 and the Independent Registered Public Accounting firm’s Report thereon are incorporated by reference to the Funds’ Annual Report dated December 31, 2016, which may be obtained without charge by calling the Funds at the toll-free telephone number listed above. Information regarding the status of shareholder accounts may be obtained by calling the Funds at the toll-free telephone number listed above or by writing to the Funds at Elfun Funds c/o U.S. Bancorp Fund Services, LLC, P O Box 701, Milwaukee, WI 53201-0701. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS

This section supplements the information contained in the Prospectus concerning the investment objectives and principal investment strategies and risks of the following six management investment funds (each a “Fund” and together, the “Funds”): Elfun Trusts, Elfun International Equity Fund (the “International Fund”), Elfun Income Fund (the “Income Fund”), Elfun Tax-Exempt Income Fund (the “Tax-Exempt Fund”), Elfun Diversified Fund (the “Diversified Fund”) and Elfun Government Money Market Fund (the “Money Market Fund”).

The investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting Shares of beneficial interest of that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of each Fund are not fundamental and may be changed by each Fund’s Board of Trustees (the “Board”) without shareholder approval.

The Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest. In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectus, a Fund may employ other investment practices and may be subject to additional risks, which are described below.

To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques, and is subject to the following additional risks.

The table below summarizes the investment techniques that may be employed by the Funds. Certain techniques and limitations may be changed at the discretion of SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and in some cases may be subject to the approval by the Board. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated techniques.

	Elfun Trusts	International Fund	Income Fund	Tax- Exempt Fund	Diversified Fund	Money Market Fund

Borrowing Limit	33 1/3%	33 1/3%	33 1/3%	33 1/3%	33 1/3%	33 1/3%

Repurchase Agreements	Yes	Yes	Yes	Yes	Yes	Yes

Reverse Repurchase Agreements	No	No	Yes	Yes	Yes	Yes

Restricted Securities and Illiquid Investments	Yes	Yes	Yes	Yes	Yes	Yes

Structured and Indexed Securities	No	No	Yes	No	Yes	No

Options	Yes	Yes	Yes	Yes	Yes	Yes

Securities Index Options	Yes	Yes	Yes	Yes	Yes	Yes

Interest-Only Swaps, Interest Rate Swaps, Index Swaps and Credit Default Swaps	No	No	Yes	No	Yes	No

	Elfun Trusts	International Fund	Income Fund	Tax- Exempt Fund	Diversified Fund	Money Market Fund
Futures Contracts and Options on Futures Contracts	Yes	Yes	Yes	Yes	Yes	Yes

Forward Contracts	No	Yes	Yes	No	Yes	No

Options on Foreign Currencies	No	Yes	Yes	No	Yes	No

Maximum Investment in Debt Securities	35%	20%	100% (maximum of 25% BBB by Standard Global Ratings (“S&P”) or Baa by Moody’s Investors Services, Inc. (“Moody’s”) or equivalent)	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	100%

Maximum Investment in Below-Investment Grade Debt Securities (High Yield Securities)	5%	None	20% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	10% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	20% BB or B by S&P or Ba or B by Moody’s or below or of similar quality	None

Maximum Investment in Foreign Securities	35%*	100%	35%*	None	70%*	0.5%*

When-Issued and Delayed Delivery Securities	Yes	Yes	Yes	Yes	Yes	Yes

Lending Portfolio Securities	Yes	Yes	Yes	Yes	Yes	Yes

Rule 144A Securities	Yes	Yes	Yes	Yes	Yes	Yes

Debt Obligations of Supranational Agencies	No	No	Yes	No	Yes	Yes

Depositary Receipts	Yes	Yes	No	No	Yes	No

Securities of Other Investment Funds	Yes	Yes	Yes	Yes	Yes	Yes

Municipal Leases	No	No	Yes	Yes	Yes	No

Floating and Variable Rate Instruments	No**	No**	Yes	Yes	Yes	Yes

Participation Interests in Municipal Obligations	No	No	Yes	Yes	Yes	No

Zero Coupon Obligations	No	No	Yes	Yes	Yes	No

Municipal Obligations Components	No	No	Yes	Yes	Yes	No

Custodial Receipts on Municipal Obligations	No	No	Yes	Yes	Yes	No

	Elfun Trusts	International Fund	Income Fund	Tax- Exempt Fund	Diversified Fund	Money Market Fund

Mortgage Related Securities, including Collateralized Mortgage Obligations (“CMOs”)	Yes	Yes	Yes	Yes	Yes	Yes

Government Stripped Mortgage Related Securities	No	No	Yes	No	Yes	No

Asset-Backed Securities and Receivable-Backed Securities	No	No	Yes	No	Yes	Yes

Mortgage Dollar Rolls	No	No	Yes	Yes	Yes	Yes

Short Sales Against the Box	No	No	Yes	Yes	Yes	Yes

*	This limitation excludes: American Depositary Receipts (“ADRs”); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (the “SEC”) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.
**	Limited to 0.5% for the Money Market Fund under Rule 2a-7 because it is a U.S. Government money market fund.
***	Excludes commercial paper and notes with variable and floating rates of interest.

Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk to the Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund not limited to investing in Eligible Securities.

All investments purchased by the Money Market Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Money Market Fund portfolio (on a dollar-weighted basis) will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Fund’s portfolio will be deemed to be the longer of the period required before the Money Market Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate readjustment, although the stated maturities may be in excess of 397 days. The weighted average life of the Money Market Fund’s portfolio will be 120 days or less.

Under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), “Daily Liquid Assets” means (i) cash, (ii) direct obligations of the U.S. Government; or (iii) securities that will mature or any subject to a demand feature that is exercisable and payable within one business day. The Money Market Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Money Market Fund would have invested less than 10% of its total assets in Daily Liquid Assets. Under Rule 2a-7 under the 1940 Act, “Weekly Liquid Assets” means (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or any subject to a demand feature that is exercisable and payable within five business days. The Money Market Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Money Market Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. The Money Market Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Board.

The Money Market Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Money Market Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law. The Funds do not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity or otherwise serving as a nominal or co-issuer, or if issuing a security guaranteed by a foreign entity. Nor does the Money Market Fund regard as a foreign security, a dollar denominated Eligible Security issued by a foreign bank, with a branch in the United States. The assets of the Money Market Fund are valued on the basis of amortized cost, as described below under “Net Asset Value.” The Money Market Fund also may hold restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), and that are liquid (see “Restricted Securities and Other Illiquid Investments”).

Money Market Instruments. Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities with maturities of one year or less. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) U.S. Government securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund, other than the Money Market Fund and the Tax-Exempt Fund, may also invest indirectly in money market instruments through investments in the State Street Institutional U.S. Government Money Market Fund (the “State Street Money Market Fund”), which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by the Adviser. The Income Fund and the Diversified Fund are authorized to invest up to 25% of their assets in the State Street Money Market Fund, and Elfun Trusts and the International Fund may invest up to 5% of their assets in the State Street Money Market Fund. The investment objective of the State Street Money Market Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”). The State Street Money Market Fund seeks to achieve this objective by investing substantially all of its assets in obligations issued or guaranteed as to principal or interest, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

U.S. Government Securities. Each of the Funds may invest in the following types of U.S. Government securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the U.S. Government securities that may be held by the Funds are instruments that are backed by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support. Other securities issued by a Government agency or related entity also may be considered U.S. Government securities even though they are considered derivative instruments or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government, only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, U.S. Government securities serving as collateral for that repurchase agreement means only those types of U.S. Government securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks in accordance with its fundamental investment restrictions on making loans. The Fund’s loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. Each Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Fund’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral. Income derived by the Tax-Exempt Fund on any loan of its portfolio securities will not be exempt from Federal income taxation.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Funds and where it is feasible to recall the securities on a timely basis, the Adviser may use its reasonable efforts to recall the loaned securities. The Adviser disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

The Funds do not currently lend their portfolio securities.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses; and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by each Fund’s Board and therefore, investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective(s).

Cash includes bank deposits, and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its Shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Rule 144A Securities. Each Fund may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund’s purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Adviser’s implementation of the standards and procedures.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis (e.g. “to be announced” (“TBA”) mortgage-backed securities), in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Fund’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s NAV.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment-grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below-investment grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below-investment grade securities generally present a higher degree of credit risk. Issuers of below-investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below-investment grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below-investment grade securities may diminish a Fund’s ability to obtain accurate market quotations for purposes of valuing the securities held by the Fund and calculating the Fund’s NAV.

Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the Adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Adviser also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements. Income derived by the Tax-Exempt Fund when engaging in a repurchase agreement is not exempt from Federal income taxation.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Certain Funds may engage in reverse repurchase agreements, subject to its investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, U.S. Government securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Fund’s custodian or a designated sub-custodian.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted Securities and Other Illiquid Investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Tax-Exempt Fund and the Money Market Fund may each invest up to 5% of its assets in non-publicly traded securities. Elfun Trusts, the International Fund and the Income Fund may each invest up to 10% of its assets in such securities. The Diversified Fund is permitted to invest in restricted securities, subject to its permissible investment limits in illiquid investments. In addition, each Fund may invest up to 15% (10% in the case of the Money Market Fund, the Elfun Trusts and the International Fund) of its assets in “illiquid investments.” In no event, however, will any Fund’s investments in illiquid and non-publicly traded securities, in the aggregate, exceed 15% of its assets (20% in the case of the Tax-Exempt Fund and the Income Fund). An investment is considered not readily marketable or illiquid if it cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter (“OTC”) option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. In addition, securities which, if sold, might position the Income Fund or the Tax-Exempt Fund as an underwriter under the 1933 Act, will be deemed to be illiquid.

A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the 1933 Act. Restricted securities are not, however, considered illiquid if they are Rule 144A Securities and are determined to be liquid by the Board or by the Adviser under board-approved procedures. The guidelines established by the Board or the Adviser would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund’s holdings of those securities may become illiquid. Purchases by these Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid investments are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Adviser deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Foreign Investments. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (the “NYSE”) (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

Foreign Government Securities. Certain Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund, other than the Tax-Exempt Fund and the Money Market Fund, may have currency exposure independent of their securities positions, the value of the assets of these Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Fund’s assets consist of investments quoted or denominated in a particular currency, the Fund’s exposure to adverse developments affecting the value of such currency will increase. The International Fund often has substantial currency exposure both from investments quoted or denominated in foreign currencies and from their currency positions.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund’s NAV to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund is more susceptible to the risk of adverse economic and political developments within those countries.

Forward Currency Transactions. Certain Funds may hold foreign currencies for various portfolio management purposes such as meeting settlement requirements for foreign securities or holding foreign currency received in connection with investments in foreign securities when, in the judgment of the portfolio manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Funds will incur costs in connection with conversions between currencies. Certain Funds may, but are not required to, engage in currency exchange transactions, such as engaging in forward foreign currency exchange contracts (“forward currency contracts” or “forward contracts”) to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. The International Fund and Diversified Fund also may purchase and sell forward contracts to seek to increase total return when the portfolio manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Funds. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into certain types of forward currency contracts subject to centralized clearing requiring deposits of collateral or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Fund’s custodian or a designated sub-custodian in an amount equal to or exceeding the Fund’s commitment with respect to the contracts, marked-to-market daily.

In connection with the maturity of a forward currency contract, a Fund may (i) accept or make delivery of the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Fund may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

Certain Funds may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Funds may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Certain Funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities the Fund intends to purchase. These Funds may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the portfolio manager determines that there is a pattern of correlation between the two currencies. Additionally, when the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency.

While certain Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. Likewise, to the extent that the International Fund and Diversified Fund enter into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Emerging Markets. Each Fund, other than the Tax-Exempt Fund, may invest a portion of its assets in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments in those countries and the availability to a Fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, a Fund may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of a Fund to invest in securities of certain issuers located in those countries.

Natural Disasters. The Funds may invest in securities of a region that may be more susceptible to natural disasters (including earthquakes and tsunamis) or adverse changes in climate or weather. The risks of such phenomena and the resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

Securities of Other Investment Companies. Each Fund may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders may incur certain duplicative fees and expenses, including investment advisory fees.

Exchange Traded Funds and Other Index-Related Securities. Certain Funds may invest in exchange traded funds (“ETFs”), which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor’s Depositary Receipts. These securities are considered to be investment companies for purposes of each Fund’s investment limitations.

Derivative Instruments. Derivative instruments derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500® Index, or a rate, such as the London Interbank Offered Rate (“LIBOR”), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators (“References”) or the relative change in two or more References. Some forms of derivative instruments, such as exchange-traded futures and certain options, are traded on regulated exchanges. These types of derivative instruments are standardized contracts for which market quotations are published daily. Non-standardized derivative instruments, on the other hand, tend to be more specialized or complex, and may be harder to value. Certain types of derivative instruments in which a Fund may invest are described more fully below, including swaps, options, futures contracts and options on futures contracts. While derivative instruments may be useful for investment and hedging, they also carry additional risks.

A Fund’s use of various investment techniques may involve derivative instruments. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivative instruments as a substitute for taking a long or short position in an underlying asset, to seek to increase returns, or as part of a hedging strategy, such as to “hedge” against fluctuations in the market value of the other securities in a Fund’s portfolio due to currency exchange rate fluctuations or other factors in the securities markets. Some derivative instruments have the effect of leverage on a Fund, meaning that a small investment in derivative instruments could have a potentially large impact on a Fund’s returns. The use of derivative instruments involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets or references. The use of derivative instruments is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of security or market values, interest rates or currency exchange rates, as applicable, the investment performance of a Fund would be less favorable than it would have been if derivative instruments were not used. Potential losses from certain derivative instruments are unlimited. Derivative instruments can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative instrument held by a Fund for hedging purposes may not correlate with the Fund’s investments which are intended to be hedged, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by the Adviser and the portfolio manager(s) responsible for managing the Fund. Each Fund may purchase put and call options on securities, write covered put and call options on securities, purchase and write put and call options on securities indices, enter into futures contracts or related options, and certain Funds may engage in interest-only swaps, interest rate swaps, index swaps and credit default swaps, purchase OTC options, engage in forward contracts and purchase and write put and call options on foreign currencies, as further described above and below. A Fund’s use of one or more of these techniques is also subject to the risks generally associated with investments in derivative instruments.

Purchasing Put and Call Options on Securities. Each Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the OTC market. A Fund may purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing. Each Fund may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if, at the time the call is written, an amount of cash, U.S. Government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Fund’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, U.S. Government securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Fund’s custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Funds’ custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the OTC market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Adviser expects that the Funds will write options, other than those on U.S. Government securities, only on national securities exchanges. Options on U.S. Government securities may be written by the Funds in the OTC market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

No assurance can be given that a Fund will be able to effect closing purchase transactions at a desired time. The ability of a Fund to engage in closing purchase transactions with respect to options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities options only if a liquid secondary market appears to exist for the option purchased or sold, no such secondary market may exist or the market may cease to exist.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the Financial Industry Regulatory Authority, Inc. and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Securities Index Options. Each Fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the OTC market, which indices include securities held in the Fund’s portfolio. The Funds with such option-writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction.

Futures Contracts and Options on Futures Contracts. Each Fund may enter into interest rate, financial and stock or bond index futures contracts and options on financial futures contracts, securities (limited to debt securities in the case of the Tax-Exempt Fund) and, in the case of the Diversified Fund, interest rate futures contracts and options on interest rate futures contracts that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission (the “CFTC”) or in the OTC market. If entered into, these transactions can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The Funds have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Regulation 4.5 under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a “commodity pool operator” by the CFTC. As a result, each Fund may be limited in its ability to use commodity futures or options thereon, engage in certain swap transactions or make certain other investments (collectively, “commodity interests”) if each Fund continues to claim that exclusion. Under the Regulation 4.5 exclusion, a Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity interest position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such commodity interests and, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded); or (2) the aggregate net notional value of such commodity interests, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). A Fund would not be required to consider its exposure to commodity interests if they were held for “bona fide hedging” purposes, as such term is defined in the CFTC regulations. In addition to meeting one of the foregoing trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for commodity interests, subject to applicable CFTC guidance. If a Fund were to invest in commodity interests in excess of the trading limitations discussed above and/or market itself as a vehicle for commodities trading, the Fund would withdraw its exclusion and the Adviser would become subject to regulation as a “commodity pool operator,” and would be required to operate the Fund in compliance with applicable CFTC regulations, in addition to all applicable SEC regulations.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Fund’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the NAV of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Furthermore, because any income earned from transactions in futures contracts and related options will be taxable, the Adviser anticipates that the Tax-Exempt Fund will invest in these instruments only in unusual circumstances, such as when the Adviser anticipates a significant change in interest rates or market conditions. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Funds intend to enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Interest-Only Swaps, Interest Rate Swaps, Index Swaps and Credit Default Swaps. Certain Funds may invest in interest-only swaps, interest rate swaps, index swaps and credit default swaps. An interest-only swap is a synthetic total return swap index referencing the interest components of agency mortgage-backed securities pools. Interest-only swaps tend to be very sensitive to interest rate changes and can decline in value if prepayment rates become more rapid.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. In an index swap, a Fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse, with a Fund receiving interest payments from another party in exchange for movements in the total return of a specified index. Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a Fund could experience a higher or lower return than anticipated.

The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller is normally obligated to pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. If a Fund writes a credit default swap it would normally be required to segregate liquid assets equal in value to the notional value of the reference obligation.

OTC Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the International Fund and Diversified Fund may purchase call or put options on currency to seek to increase total return when the portfolio manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of that Fund’s net assets. Included in that amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by a Fund in shares or attached to securities may be deemed to be without value.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Supranational Agencies. Certain Funds may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly known as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a twenty-eight-nation organization engaged in cooperative economic activities and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not supported, directly or indirectly, by the U.S. Government.

Municipal Obligations. The term “Municipal Obligations” as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. The portfolio manager will not review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Funds nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Funds nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Funds monitor legislative developments and consider whether changes in the objective or policies of a Fund need to be made in response to those developments. If any such laws are enacted that would reduce the availability of Municipal Obligation for investment by the Tax-Exempt Fund so as to affect the Fund’s shareholders adversely, the Fund will reevaluate its investment objective and policies and might submit possible changes in its structure to its shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for federal income tax purposes, the Funds would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

The Diversified Fund, Income Fund and Tax-Exempt Fund intend to invest in Municipal Obligations of a broad range of issuers, consistent with prudent regional diversification. Investors in certain states may be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

Municipal Leases. Included among Municipal Obligations in which certain Funds may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

The Tax-Exempt Fund intends to invest in Municipal Leases of a broad range of issuers, consistent with prudent regional diversification. Interest payments on qualifying Municipal Leases are exempt from federal income taxes. Investors in most states will generally be subject to state taxation on all or a portion of the income and capital gains produced by such securities.

Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described below. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the LIBOR. Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Adviser for the purchase of debt securities. The Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund’s Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by U.S. Government securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. The Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of their investment portfolios. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Certain Funds may invest up to 10% of their assets in zero coupon debt obligations. Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Structured and Indexed Securities. Certain Funds may invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government related organizations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the FHFA acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The role of these entities could be significantly reduced or eliminated. In 2013 and 2014, multiple bills were introduced into Congress that would reduce or eliminate the role of Fannie Mae and Freddie Mac in the secondary mortgage market. Elimination of the traditional roles of Fannie Mae and Freddie Mac, reduction of their activities, limitation of financing support or access to borrowing arrangements, or any other significant adverse change in their financial condition, could affect the value of the securities which they guarantee.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Certain Funds may enter into transactions involving mortgage-backed securities in the TBA market. As with other delayed-delivery transactions, in the TBA market, the seller agrees to deliver to a buyer mortgage-backed securities for an agreed upon price on an agreed upon date. However, at the time of the transaction, the seller makes no guarantee as to which or how many securities are to be delivered and the buyer agrees to accept any mortgage-backed securities that meet specified terms. For example, the buyer and the seller might agree upon the interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before the TBA mortgage-backed securities are issued. In addition to the risks described above and the risk that the underlying mortgages may be less favorable than anticipated by a Fund, investments in TBA mortgage-backed securities are also subject to the risks described in this SAI under “Derivative Instruments” and “When-Issued and Delayed-Delivery Securities.”

Adjustable Rate Mortgage Related Securities. Certain Funds may invest in adjustable rate mortgage related securities. Adjustable Rate Mortgage Related Securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ NAVs may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of ARMs will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized Mortgage Obligations. Each Fund may invest in CMOs. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets (10% in the case of the Income Fund, the Elfun Trusts and the International Fund).

Ginnie Mae Certificates. Ginnie Mae Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by Ginnie Mae, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. Ginnie Mae guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. Ginnie Mae Certificates are called “pass-through” certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of Ginnie Mae Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the Ginnie Mae Certificate.

Real Estate Related Investments. Certain Funds may invest in real estate related securities. There are significant risks inherent in real estate related investments. The securities of issuers that develop, own, construct, manage, or sell residential, commercial, or industrial real estate, are subject to all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. The securities of issuers whose products and services are related to the real estate industry are subject to the risk that the value of those securities will be adversely affected by one or more of the foregoing risks.

In addition to the risks discussed above, equity real estate investment trusts (“REITs”) may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either periodic principal distributions (“principal-only” or “PO”) or interest distributions (“interest-only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Freddie Mac or Fannie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an OTC market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market exists for the securities at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate Freddie Mac and Fannie Mae mortgage certificates that meet certain liquidity criteria established by a Fund’s Board, each Fund treats government stripped mortgage related securities as illiquid and will limit each of these Funds’ investments in these securities, together with other illiquid investments, to not more than 10% of the net assets of each Fund.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to a CMO or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Short Sales Against the Box. Certain Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Swap transactions, futures contracts and other derivative-type instruments that reflect the equivalent of a short sale or a short position are not considered to be a short sale or short position for this purpose or for purposes of determining whether a short sale or position is considered to be “against the box.”

Borrowing from Banks and Investment in Leveraged Investments. The Money Market Fund, Tax-Exempt Fund and Income Fund may borrow from banks (as defined in the 1940 Act), invest in permitted leveraged investments and engage in transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law. Borrowing money to purchase securities will increase the Money Market Fund’s, Tax-Exempt Fund’s or Income Fund’s exposure to capital risk and higher current expenses. Any gain in the value of securities purchased with borrowed money or income earned from these securities that exceeds the interest paid on the amount borrowed would cause the Money Market Fund’s, Tax-Exempt Fund’s or Income Fund’s NAV per Share to increase faster than would otherwise be the case. There can be no assurance that the Money Market Fund, Tax-Exempt Fund or Income Fund will be able to realize a higher return on its investment portfolio than the then-current interest rate on borrowed money. If the Money Market Fund’s, Tax-Exempt Fund’s or Income Fund’s current investment income were not sufficient to meet interest costs on borrowings, it could be necessary for the Money Market Fund, Tax-Exempt Fund or Income Fund to liquidate certain of its investments, thereby reducing the NAV attributable to the Money Market Fund’s, Tax-Exempt Fund’s or Income Fund’s Shares.

Financial Support Provided to Money Market Fund. GE Asset Management Incorporated, the former investment adviser to the Money Market Fund, made a voluntary capital contribution to the Money Market Fund in the amount of $384,504.16 on October 20, 2016, in order to restore the Money Market Fund’s mark-to-market net asset value to $1.00 per share measured as of October 20, 2016, and to address a prior year distribution matter. The Money Market Fund was required to disclose additional information about this event on Form N-CR and to file this form with the Securities and Exchange Commission. Any Form N-CR filing submitted by the Money Market Fund is available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS

Introduction

The policies set forth below to be followed by State Street Bank and Trust Company (“State Street”) and SSGA FM (collectively with State Street, the “Service Providers”) for the disclosure of information about the portfolio holdings of the Funds. These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Trust must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below. The Service Providers are not permitted to receive compensation or other consideration in connection with disclosing information about a Fund’s portfolio to third parties. In order to address potential conflicts between the interest of Fund shareholders, on the one hand, and those of the Service Providers or any affiliated person of those entities or of the Fund, on the other hand, the Fund’s policies require that non-public disclosures of information regarding the Fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the Fund.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (filed after the first and third fiscal quarters). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Each Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of such Fund’s fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on their website.

Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

The Adviser’s trading desk may periodically distribute lists of investments held by its clients (including the Trust) for the general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Funds’ portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (such as Morningstar, Inc. and Lipper, Inc.) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees, State Street and SSGA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSGA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

INVESTMENT RESTRICTIONS

The Funds are subject to certain fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the approval of the holders of a majority of the outstanding voting Shares of the Funds affected by such change. Non-fundamental policies may be changed by a majority vote of the Board at any time.

Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

1. Investment in the Securities of any one Issuer. (a) Neither Fund may invest more than 5% of its total assets in the securities (other than U.S. Government securities and, in the case of the International Fund, other than securities issued or guaranteed by a foreign country or its instrumentalities) of a single issuer. (b) The Elfun Trusts may not purchase more than 10%, and the International Fund may not purchase more than 15%, of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction. (c) Neither Fund may purchase more than 10% of the outstanding voting securities of any one issuer. Securities of a foreign government will be treated as a single issuer for purposes of this restriction.

2. Investment in a Particular Industry. Neither Fund may invest more than 25% of the value of its total assets in the securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. Government. Each foreign country’s banks are regarded as a separate industry.

3. Borrowing. The Funds may not borrow money, except that each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed, in the case of the International Fund, 20% of the value of the Fund’s total assets. The Funds can borrow money from banks with minimum assets of one billion dollars as long as, immediately after the borrowing, asset coverage of 300% exists. Whenever borrowings (including reverse repurchase agreements) of 5% or more of the International Fund’s total assets are outstanding, the Fund will not make any additional investments.

4. Lending. Neither Fund may lend its assets or money to other persons, except through (a) lending its portfolio securities in an amount not to exceed 30% of each Fund’s net assets taken at market value; (b) in the case of the International Fund, the purchase of obligations of persons not in control of, or under common control with, the Fund (including obligations of restricted securities); and (c) in the case of Elfun Trusts, trading in financial futures contracts, options on financial futures contracts, securities indexes and securities.

5. Purchase Securities on Margin; Short Sales. Neither Fund may purchase securities on margin or make short sales, except that the International Fund may join with other investment companies or client accounts managed by SSGA FM in the purchase or sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

6. Participation in the Underwriting of Securities. Neither Fund may participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting.

7. Real Estate. Neither Fund may purchase or sell real estate and the Elfun Trusts may not invest in real estate limited partnership interests, except that each Fund may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

8. Commodities. Neither Fund may purchase or sell commodities or commodities contracts, except that each Fund may invest in futures contracts and related options and other similar contracts (including, in the case of the International Fund, foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

9. Restricted Securities and Illiquid Investments. Neither Fund may purchase securities which are illiquid or restricted (as those terms are described below and in the Prospectus), if more than 10% of the net assets of the Fund would be invested in any combination of these securities. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities; restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund’s Board of Trustees based upon the trading markets for the securities.

10. Other Investment Companies. (a) Neither Fund may invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results, other than the customary broker’s commission. (b) Neither Fund may invest in the securities of closed-end investment companies if the Fund would own more than 3% of the total outstanding voting stock of the company or more than 5% of the value of the Fund’s total assets would be invested in the securities of any one investment company or the aggregate investment by the Fund in all investment companies would have a value in excess of 10% of the Fund’s total assets. The limitations described above do not apply if the investment is part of a plan of merger, consolidation, reorganization or acquisition.

11. Options, Straddles and Spreads. The International Fund may not purchase or sell put options, call options, straddles, spreads or combinations of put options, call options, straddles and spreads, except as described in this Statement of Additional Information and the Prospectus.

12. Affiliate Ownership. The Elfun Trusts may not purchase or retain securities of any company if, to the knowledge of the Adviser or the Fund’s Trustees, officers or Trustees of the Fund or officers and directors of the Adviser individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

Notes to Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction number 2, the Funds may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500® Index. In addition, each Fund may select its own industry classifications, provided such classifications are reasonable.

Non-Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

The Elfun Trusts and the International Fund have adopted the following additional investment restrictions applicable (except as noted) to both Funds. These are not fundamental and may be changed by the Board without shareholder approval.

1. Unseasoned Issuers, Restricted Securities and Illiquid Investments. Neither Fund may purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. Neither Fund may invest more than 15% of its total assets, in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid investments, excluding, for purposes of this 15% restriction, Rule 144A Securities that have been determined to be liquid by the Fund’s Board of Trustees. In addition, neither Fund may invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

2. Warrants. Neither Fund may purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets of which not more than 2% of the value of the Fund’s net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange.

3. Mineral Exploration. Neither Fund may invest in oil, gas, or other mineral exploration or development programs, or leases, although the Funds may invest in securities of companies involved in these programs or leases.

4. Pledging. Neither Fund may pledge more than 10% of its assets, except as provided in this Statement of Additional Information and in the Prospectus.

5. Hedging. Neither Fund may (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund’s total assets excluding amounts in-the-money.

6. Affiliate Ownership. The International Fund may not purchase or retain securities of any company if, to the knowledge of the Adviser or the Fund’s Trustees, officers or trustees of the Fund or officers and directors of the Adviser individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

7. Control/Management. Neither Fund may invest in companies for the purpose of exercising control or management.

8. Real Estate. In connection with the fundamental restriction prohibiting the International Fund from investing in real estate, the International Fund may not invest in real estate limited partnerships.

9. Options. The International Fund may not write, sell or purchase additional options if as a result thereof the value of the options will exceed 5% of its net assets or if the value of the stock underlying calls written would exceed 25% of its net assets.

10. Loans. The Trust Agreement of Elfun Trusts does not restrict the power of the Trustees to make loans to individuals. While it is not the policy of the Trustees of Elfun Trusts to make loans, the registration statement filed with the SEC under the 1933 Act and the 1940 Act reserved for Elfun Trusts the ability to make interest-bearing loans to shareholders. The loans are to be secured by Elfun Trusts’ Shares of the shareholder, either with or without other collateral, in principal amounts aggregating not more than 15% of the then total assets of Elfun Trusts. This policy does not restrict the authority of Elfun Trusts with respect to its investment in financial futures contracts and options contracts on financial futures, securities indices and securities.

11. Investment in the Securities of any one Issuer. (a) The International Fund will not invest more than 5% of its total assets in the securities (other than Government Securities) of a single issuer. (b) The International Fund may not purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction.

12. Name Requirement. The International Fund invests at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. The International Fund will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

13. Senior Securities. Neither Fund may issue senior securities, except as otherwise permitted by its fundamental policies or by applicable law. (Each Fund hereby undertakes to seek shareholder approval of this policy as a fundamental policy as part of the next shareholder meeting of the Fund, when and if such shareholder meeting occurs).

Notes to Non-Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction.

Fundamental Investment Restrictions for the Money Market Fund, the Tax-Exempt Fund and the Income Fund

1. Investment in the Securities of any one Issuer. Each Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) U.S. Government securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. Investment in a Particular Industry. No Fund will make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry. For purposes of this restriction, supranational organizations are collectively considered to be members of a single “industry.”

For the Money Market Fund only: Securities issued by domestic banks or by structured investment vehicles are not considered to be part of any industry, except to the extent the assets held by the structured investment vehicle (on a look-through basis) constitute the same industry.

3. Borrowing. No Fund may borrow money, except that a Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

4. Lending. No Fund may lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

5. Participation in the Underwriting of Securities. No Fund may participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Income Fund and the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

6. Real Estate. Each Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

7. Commodities. Each Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

8. Senior Securities. No Fund may issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

Notes to Fundamental Investment Restrictions for the Money Market Fund, the Tax-Exempt Fund and the Income Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction number 2, the Funds may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500® Index. In addition, each Fund may select its own industry classifications, provided such classifications are reasonable.

Non-Fundamental Investment Restrictions for the Money Market Fund, Tax-Exempt Fund and Income Fund

The Funds have adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board without shareholder approval.

1. Unseasoned Issuers, Restricted Securities and Illiquid Investments. No Fund may purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. No Fund may purchase illiquid investments if, in the case of the Tax-Exempt Fund or the Income Fund, more than 15% of its net assets, taken at market value, would be invested in such illiquid investments and, in the case of the Money Market Fund, more than 5% of its assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. No Fund may invest more than 20% of its total assets (5% in the case of the Money Market Fund), in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid investments, excluding, for purposes of this 20% restriction (5% in the case of the Money Market Fund), Rule 144A Securities that have been determined to be liquid by the Fund’s Board of Trustees. In addition, no Fund may invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

2. Warrants. No Fund may purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets of which not more than 2% of the value of the Fund’s net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange. The Money Market Fund may not invest in any form of warrants.

3. Mineral Exploration. The Income Fund may not invest in oil, gas, or other mineral exploration or development programs or partnerships, or leases. The Money Market Fund may not invest in oil, gas, or other mineral exploration or development programs.

4. Pledging. The Money Market Fund may not pledge, mortgage or hypothecate its assets except for emergency or extraordinary purposes.

5. Hedging. No Fund may (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund’s total assets excluding amounts in-the-money.

6. Transactions with Affiliates. Neither the Tax-Exempt Fund nor the Income Fund may purchase from or sell to any of its officers or Trustees, or the officers or directors of the Adviser, its portfolio securities.

7. Affiliate Ownership. No Fund may purchase or retain securities of any company if, to the knowledge of the Adviser or the Fund’s Trustees, officers or Trustees of the Fund or officers and directors of the Adviser individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

8. Control/Management. Neither the Tax-Exempt Fund nor the Income Fund may invest in companies for the purpose of exercising control or management.

9. Real Estate. The Tax-Exempt Fund may not invest in real estate limited partnerships. The Income Fund may not purchase or sell real estate, except that the Fund may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts in an amount not to exceed 10% of the Fund’s net assets or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

10. Options. The Money Market Fund may not purchase or sell options on securities, options on stock index futures or financial futures unless they are written by other persons and listed on a national securities or commodities exchange and any premiums on the options held by the Fund may not exceed 20% of the Fund’s total net assets.

11. Investment in the Securities of any one Issuer. Neither the Income Fund nor the Tax-Exempt Fund may purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction.

12. Investment in a Particular Industry. The Tax-Exempt Fund will not exclude domestic bank obligations in determining the amount of its assets which may be invested in a particular industry.

13. Name Requirement. Each of the Funds invests at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of these Funds will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

Notes to Non-Fundamental Investment Restrictions for the Money Market Fund, Tax-Exempt Fund and Income Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of non-fundamental investment restriction number 12, the Tax-Exempt Fund may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500® Index. In addition, the Tax-Exempt Fund may select its own industry classifications, provided such classifications are reasonable.

Fundamental Investment Restrictions for the Diversified Fund

1. Investments in the Securities of any one Issuer. The Fund may not invest more than 5% of its total assets in the securities (other than Government Securities) of a single issuer, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation. (b) The Fund may not purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction. (c) The Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.

2. Investment in a Particular Industry. The Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. Government. However, each foreign country’s banks are regarded as a separate industry.

3. Borrowing. The Fund may not borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) purchase securities on margin to the extent permitted by applicable law, (e) engage in transactions in dollar rolls and other similar transactions, and (f) as otherwise permitted by applicable law.

4. Lending. The Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in futures contracts on securities and securities indices and options on such futures contracts, and (e) as otherwise permitted by applicable law.

5. Senior Securities. The Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

6. Participation in the Underwriting of Securities. The Fund may not participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting.

7. Real Estate. The Fund may not purchase or sell real estate, except (1) that the Fund may: (a) invest in mortgage-related securities and securities secured by real estate, mortgages, or interests in real estate or mortgages, (b) purchase securities of issuers that invest or deal in real estate, mortgages or interests in real estate or mortgages (e.g., real estate investment trusts), (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business, (d) acquire real estate or interests in real estate securing an issuer’s obligations, and (e) invest in real estate limited partnerships; and (2) as otherwise permitted by applicable law.

8. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as otherwise permitted by law.

Notes to Fundamental Investment Restrictions for the Diversified Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction number 2, the Diversified Fund may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500® Index. In addition, the Diversified Fund may select its own industry classifications, provided such classifications are reasonable.

Non-Fundamental Investment Restrictions for the Diversified Fund

The Diversified Fund has also adopted the following additional investment restrictions. These are not fundamental and may be changed by the Board without shareholder approval.

1. Unseasoned Issuers, Restricted Securities and Illiquid Investments. The Fund may not purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. The Fund may not purchase illiquid investments if more than 15% of its net assets, taken at market value, would be invested in such “illiquid investments.” For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business. The Fund may not invest more than 15% of its total assets, in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid investments, excluding, for purposes of this 15% restriction, Rule 144A Securities that have been determined to be liquid by the Fund’s Board of Trustees. In addition, the Fund may not invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

2. Warrants. The Fund may not purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets of which not more than 2% of the value of the Fund’s net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange.

3. Mineral Exploration. The Fund may not invest in oil, gas, or other mineral exploration or development programs, or leases, although the Fund may invest in securities of companies involved in these programs or leases.

4. Pledging. The Fund may not pledge more than 10% of its assets, except as provided in this Statement of Additional Information and in the Prospectus.

5. Hedging. The Fund may not (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest in rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund’s total assets excluding amounts in-the-money.

6. Affiliate Ownership. The Fund may not purchase or retain securities of any company if, to the knowledge of the Adviser or the Fund’s Trustees, officers or trustees of the Fund or officers and directors of the Adviser individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

7. Other Investment Companies. The Fund may not (a) invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results, other than customary broker’s commission; (b) invest in the securities of closed-end investment companies if the Fund would own more than 3% of the total outstanding voting stock of the company or more than 5% of the value of the Fund’s total assets would be invested in the securities of any one investment company or the aggregate investment by the Fund in all investment companies would have a value in excess of 10% of the Fund’s total assets. The limitations described above do not apply to the extent an investment is otherwise permitted by applicable law or if the investment is part of a plan of merger, consolidation, reorganization or acquisition.

Notes to Non-Fundamental Investment Restrictions for the Diversified Fund

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction.

PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions to buy and sell securities for each Fund are made by the portfolio manager(s), subject to oversight by SSGA FM and each Fund’s Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. OTC markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Whenever SSGA FM deems it to be beneficial to a Fund, it may aggregate a Fund’s purchase, sale or other activities with those being performed by SSGA FM for other customers.

The following table shows the amount of brokerage commissions paid by the Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in SSGA FM’s outlook. Funds that are not listed paid no brokerage commissions.

The following table shows the amount of brokerage commissions paid by the Funds over the past three fiscal years.

Fund	Year ended December 31, 2016*		Year ended December 31, 2015*	Year ended December 31, 2014*
Elfun Trusts**	[	•]	$372,075	$285,509
International Fund***	[	•]	$181,387	$327,073
Diversified Fund	[	•]	$106,196	$118,274
Income Fund	[	•]	$27,357	$21,267
Tax-Exempt Fund	[	•]	$1,409	$14,604
Money Market Fund	[	•]	$0	$0

*	Includes commissions from futures transactions, if applicable.
**	The total commissions increased for the fiscal year ended December 31, 2015 for Elfun Trusts due to an increase in the number of Shares transacted.
***	The total commissions decreased for the fiscal year ended December 31, 2015 for the International Fund due to a decrease in assets and a lower portfolio turnover rate.

In addition, each investment advisory agreement between a Fund and SSGA FM authorizes SSGA FM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) provided to the Fund and/or other accounts over which SSGA FM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to SSGA FM in servicing that Fund as well as all of SSGA FM’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended December 31, 2016. [Funds that are not listed paid no brokerage commissions to firms that provided such services.]

Fund	Amount of Transactions To Firms Providing Brokerage and Research Services			Amount of Commissions on Those Transactions
Elfun Trusts	$	[	•]	$	[	•]
International Fund	$	[	•]	$	[	•]
Diversified Fund	$	[	•]	$	[	•]
Tax-Exempt Fund	$	[	•]	$	[	•]
Income Fund	$	[	•]	$	[	•]
Money Market Fund	$	[	•]	$	[	•]

The following table shows the dollar amount of brokerage commissions paid to each firm that provided research and brokerage services obtained in compliance with Section 28(e) of the Exchange Act and the approximate dollar amount of transactions involved during the fiscal year ended December 31, 2016.

Firm	Commissions Paid to Firm for Brokerage and Research Services			Total Amount of Transactions for Brokerage and Research Services
Bank of America Merrill Lynch	$	[	•]	$	[	•]
Credit Suisse	$	[	•]	$	[	•]
Barclay’s Capital Inc.	$	[	•]	$	[	•]
Weeden & Co.	$	[	•]	$	[	•]
Citigroup	$	[	•]	$	[	•]
USB	$	[	•]	$	[	•]
Morgan Stanley and Co.	$	[	•]	$	[	•]
J.P. Morgan Securities, Inc.	$	[	•]	$	[	•]

OTC purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including U.S. Government securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or SSGA FM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

SSGA FM may select broker-dealers that are affiliated with the Funds or SSGA FM. All brokerage transaction commissions paid to affiliates will be fair and reasonable.

[The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.]

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the securities owned by the Fund during the fiscal year (excluding from the computation amounts relating to all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less). For example, a portfolio turnover rate of 100% during a fiscal year would mean that all of a Fund’s securities (except those excluded from the calculation) were replaced once during that fiscal year. Certain of the Funds’ investment strategies may result in a Fund having a higher portfolio turnover rate. High portfolio turnover may cause a Fund to experience increased transaction costs, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in the Fund. The portfolio managers do not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund’s investment objective(s) and policies. Because the rate of portfolio turnover is not a limiting factor, however, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. As a result, the annual portfolio turnover rates in future years may exceed the percentages shown below. Turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements resulting from fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in a portfolio manager’s outlook.

Because short-term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund’s paying higher brokerage commissions.

The following table shows the portfolio turnover rates for each Fund for the fiscal years ended December 31, 2016 and December 31, 2015:

Fund	Portfolio Turnover for Fiscal Year Ended 12/31/16	Portfolio Turnover for Fiscal Year Ended 12/31/15
Elfun Trusts	[•]	11%
International Fund	[•]	24%
Diversified Fund	[•]	123%
Tax-Exempt Fund	[•]	22%
Income Fund	[•]	278%
Money Market Fund	N/A	N/A

As of the fiscal year ended December 31, 2016, the Funds held securities of their regular broker-dealers or of their parents as follows:

Fund	Broker Security	Market Value
Elfun Trusts	[•]	[•]
International Fund	[•]	[•]
Diversified Fund	[•]	[•]
Tax-Exempt Fund	[•]	[•]
Income Fund	[•]	[•]
Money Market Fund	[•]	[•]

WHO MAY OWN FUND SHARES

The Prospectus lists eligible purchasers of Fund Shares.

Shares may only be transferred to persons or entities otherwise eligible to own Shares and to trusts for the exclusive benefit of such persons or entities. Shares are not otherwise transferable but shareholders may assign their right to redeem their Shares for purposes of collateral for a loan by executing an instrument of assignment from the Transfer Agent.

Shares may be registered in the joint names of two adults eligible to own Shares and provide for the right of survivorship as between the joint shareholders, unless the shareholders reside in a community property state or request tenancy in common.

If a prospective purchaser’s eligibility to purchase Fund Shares can be verified immediately, such purchase of Fund Shares shall be effected immediately. However, if a prospective purchaser does not fully and accurately complete an investment application or a prospective purchaser is deemed ineligible to purchase Fund Shares, such purchase of Fund Shares shall not be effected and the funds accompanying such investment application shall be returned to the prospective purchaser.

If a prospective purchaser’s eligibility to purchase Fund Shares cannot be verified immediately, the purchase of Fund Shares shall be effected until such time as eligibility is verified. If eligibility cannot be verified or a prospective purchaser is deemed ineligible to purchase Fund Shares after the purchase of Fund Shares is effected, such Fund Shares shall be immediately redeemed at a price reflecting the NAV per Fund Share next calculated after such determination is made, which may result in a loss of your investment as well as a taxable gain or loss.

MANAGEMENT OF THE FUNDS

Trustees and Officers

Board’s Oversight Role in Management. The Trustees are responsible for generally overseeing the business of the Funds. The Board has delegated management of the Funds to service providers who are responsible for the day-to-day management of risks applicable to the Funds. The Board oversees risk management for the Funds in several ways. The Board receives regular reports from both the Chief Compliance Officer and administrator for the Funds, detailing the results of the Funds’ compliance with its Board- adopted policies and procedures, the investment policies and limitations of the Funds, and applicable provisions of the federal securities laws and the Code. As needed, the Adviser discusses management issues regarding the Funds with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), the independent registered public accounting firm, counsel to the Funds, the Funds’ chief compliance officer (the “Chief Compliance Officer”) and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Funds, which are effected on a day-to-day basis by service providers to the Funds.

Board Composition and Leadership Structure. The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Funds, and the Funds’ shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee and Qualified Legal and Compliance Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Funds’ internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Funds. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2016, the Audit Committee held [ ] meetings.

The Governance Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee, including the Nominating Committee (a sub-committee of the Governance Committee), is to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, and compensation of Independent Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating Committee Charter and should be submitted in writing to the Funds, to the attention of the Funds’ Secretary, at the address of the principal executive offices of the Funds. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Funds not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual Board self-evaluation. During the fiscal year ended December 31, 2016, the Governance Committee held [ ] meetings.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee. The Funds have established procedures and guidelines for valuing portfolio securities and making fair value determinations from time to time. The Valuation Committee is responsible for overseeing the Funds’ valuation determinations, with the assistance of the Oversight Committee, State Street and SSGA FM. During the fiscal year ended December 31, 2016, the Valuation Committee held [ ] meetings.

The Qualified Legal and Compliance Committee (the “QLCC”) is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Funds’ chief compliance officer (the “Chief Compliance Officer”); to oversee generally the Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Funds, its officers or the Trustees. During the fiscal year ended December 31, 2016, the Qualified Legal and Compliance Committee held [ ] meetings.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience or knowledge that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular single factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, in order to exercise effective business judgment in the performance of their duties, and the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business or professional training or practice (e.g., accounting or law); public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other professional or life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with SSGA FM, and also may benefit from information provided by the Funds’ or SSGA FM’s counsel; both Board and Fund counsel have significant experience advising funds and fund board members. The Board and their committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Detailed information about each Trustee and executive officer of the Funds, their addresses and their principal occupations during the past five years and their other affiliations are shown below. Certain persons named as Trustees also may serve in a similar capacity for other Funds advised by SSGA FM. The executive officers of the Funds are employees of organizations that provide services to the Funds. The business address of each Trustee and executive officer is One Lincoln Street Boston, MA 02111-2900.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jeanne M. La Porta State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1965	Trustee	Until successor is elected and qualified – 2 years

Senior Managing Director at State

Street Global Advisors since July

2016; President of GE Retirement

Savings Plan Funds since July

2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July

2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of Elfun Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October

2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June

2010; and Vice President and

Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May

1997 to October 2007.

				24	Director of GE Investments Funds, Inc. since 2014; Trustee of GE Institutional Funds, GE RSP Mutual Funds since 2014; Director of GE Investment Distributors, Inc. from June 2011 to June 2016.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1965	Trustee	Until successor is elected and qualified - since 2016	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265

Trustee, State Street

Institutional Investment Trust; Trustee, State Street Master Funds; Trustee, SSGA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust;

Trustee, SSGA Active ETF Trust; and Trustee, SSGA Master Trust.

Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1967	President	Until successor is elected and qualified – since 2016	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992—present).*	N/A	N/A

Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1973	Chief Compliance Officer	Until successor is elected and qualified – since 2016

Managing Director, State Street

Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

				N/A	N/A

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert Herlihy State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1968	Deputy Chief Compliance Officer	Until successor is elected and qualified – since 2016

Managing Director at State Street

Global Advisors since July 2016; Chief Compliance Officer of GE Institutional Funds, GE Investments Funds, Inc. and GE Retirement Savings Plan Funds

since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; Manager of Fund Administration at

GEAM from March 2002 to 2005.

				N/A	N/A

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1978	Chief Legal Officer	Until successor is elected and qualified – since 2016

Managing Director and Managing

Counsel, State Street Global Advisors (2011 – present*); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

				N/A	N/A

Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1961	Treasurer	Until successor is elected and qualified – since 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).	N/A	N/A

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1966	Vice President and Deputy Treasurer	Until successor is elected and qualified – since 2016	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*	N/A	N/A

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111—2900 YOB: 1969	Deputy Treasurer	Until successor is elected and qualified – since 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).	N/A	N/A

Arthur A. Jensen State Street Global Advisors 1600 Summer Street, Stamford, CT 06905 YOB: 1967	Deputy Treasurer	Until successor is elected and qualified – less since 2016

Vice President at State Street

Global Advisors since July 2016; Treasurer of GE Institutional Funds, GE Investments Funds, Inc.

and GE RSP Mutual Funds since

June 2011; Treasurer of Elfun

Funds from June 2011 to July

2016; Mutual Funds Controller of

GEAM from April 2011 to July

2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

				N/A	N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1942	Trustee	Until successor is elected and qualified - since 2016	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	78

Trustee and Co-Chairman

of the Audit Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Audit Committee, State Street Master Funds; Trustee and Co-Chairman of the Audit Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust; Director, Marshall Financial Group, Inc.

Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1948	Trustee and Chairman of the Board	Until successor is elected and qualified - since 2016	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78

Trustee and Co-Chairman,

State Street Institutional Investment Trust; Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSGA Funds; Trustee and Co-Chairman, State Street Navigator Securities Lending Trust; Board Director and Chairman, SPDR Europe 1PLC

Board (2011-Present); Board Director and

Chairman, SPDR Europe

II, PLC (2013—Present).

Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1946	Trustee	Until successor is elected and qualified - since 2016	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009).	78	Trustee, State Street Institutional Investment Trust; Trustee, State Street Master Funds; Trustee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1945	Trustee	Until successor is elected and qualified - since 2016

March 2001 to April 2002,

Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

1992 to March 2001, President and Chief Executive Officer,

Blue Cross Blue Shield of Georgia

(health insurer, managed healthcare); 1998 to December

2008, Chairman, Board Member and December 2008 to Present,

Investment Committee Member, Healthcare Georgia Foundation

(private foundation); September

2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care);

1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.

				78

Trustee and Co-Chairman

of the Qualified Legal and Compliance Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee, State Street Master Funds; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee, SSGA Funds;

Trustee, State Street Navigator Securities Lending Trust; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003- Present); Board member, Regenesis Biomedical (health care services) (April 2012—present), Chairman (January 2014 – present).

Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1948	Trustee	Until successor is elected and qualified - since 2016	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 –	78

Trustee and Co-Chairman

of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee, State Street Institutional Investment Trust; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
			1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).

Governance Committee, State Street Master Funds; Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the

Governance Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.

Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111— 2900 YOB: 1940	Trustee	Until successor is elected and qualified - since 2016	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 —1999); President, Boston Stock Exchange Depository Trust Company, 1981— 1982; Treasurer, Nantucket Educational Trust, (2002—2007).	78

Trustee and Co-Chairman of the Audit Committee,

State Street Institutional

Investment Trust; Trustee and Co-Chairman of the Audit Committee, State

Street Master Funds;

Trustee and Co-Chairman of the Audit Committee, SSGA Funds; Trustee, State Street Navigator Securities Lending Trust.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•	Jeanne M. La Porta—In addition to her service as a board member of various other funds advised by SSGA FM, Ms. La Porta is a Senior Managing Director at State Street Global Advisors and President of GE Institutional Funds and GE Investments Funds, Inc. She worked at GEAM from 1997 to July 2016, and held various positions at GEAM, including Senior Vice President and Commercial Operations Leader, Senior Vice President and Commercial Administrative Officer, Senior Vice President and Deputy General Counsel and Vice President and Associate General Counsel.

•	William L. Marshall—Mr. Marshall is an experienced business executive with over 46 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Patrick J. Riley—Mr. Riley is an experienced business executive with over 40 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	James E. Ross—Mr. Ross is an experienced business executive with over 26 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for 8 years and as President of the State Street Institutional Investment Trust and the State Street Master Funds for 9 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust. Mr. Ross is also a senior executive officer of State Street Global Advisors. Mr. Ross is also on the Board of Governors of the Investment Company Institute.

•	Michael A. Jessee—Mr. Jessee is an experienced business executive with approximately 39 years of experience in the banking industry. He previously served as President and Chief Executive Officer of the Federal Home Loan Bank of Boston as well as various senior executive positions of major banks. Mr. Jessee has served on the State Street Navigator Securities Lending Trust’s Board of Trustees and related committees for 20 years and possesses significant experience regarding the operations of registered investment companies.

•	Richard D. Shirk—Mr. Shirk is an experienced business executive with over 47 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related committees of SSGA Funds for 27 years and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Rina K. Spence—Ms. Spence is an experienced business executive with over 35 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations of registered investment companies. She also serves as a Trustee of the State Street Navigator Securities Lending Trust.

•	Douglas T. Williams—Mr. Williams is an experienced business executive with over 42 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related committees of the State Street Institutional Investment Trust and the State Street Master Funds for 16 years (since the Trusts’ inception) and possesses significant experience regarding the operations of registered investment companies. He also serves as a Trustee of the State Street Navigator Securities Lending Trust.

Trustee Ownership of Securities of the Funds, Adviser and Distributor

As of [March 31, 2017] none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or the [State Street Global Markets, LLC], the Funds’ distributor (the “Distributor”), or any person directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

Set forth below is the dollar range of equity securities owned by each Trustee as of [December 31, 2016].

Name of Trustee	Dollar Range of Equity Securities Owned in Each Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Fund Trustees
Patrick J. Riley	$0	$0
William L. Marshall	$0	$0
Rina K. Spence	$0	$0
Douglas T. Williams	$0	$0
Michael A. Jessee	$0	$0
Richard D. Shirk	$0	$0
Fund Trustees who are “Interested Persons” of the Funds
Jeanne M. La Porta	$0	$0
James E. Ross	$0	$0

Each Independent Trustee receives for his or her services to the Funds, the State Street Master Funds, the State Street Institutional Investment Trust, the SSGA Funds and the State Street Navigator Securities Lending Trust, a $170,000 annual base retainer in addition to $22,500 for each in-person meeting, $6,000 for each special in-person meeting and $2,500 for each telephonic meeting from the Funds. Each Fund pays a fixed allocation of $18,000. The Chairman receives an additional $50,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of the Funds’ expenses.

Trustees’ Compensation

(for the year ended December 31, 2016)

Name of Trustee	Total Compensation from Each Fund	Total Compensation from all Investment Companies Managed by SSGA FM
Jeanne LaPorta[1]	None	None
William L. Marshall[2]	[•]	[•]
Patrick J. Riley[2]	[•]	[•]
Rina K. Spence[2]	[•]	[•]
Douglas T. Williams[2]	[•]	[•]
James E. Ross[2,3]	None	None
Michael A. Jessee[2]	[•]	[•]
Richard D. Shirk[2]	[•]	[•]
William L. Boyan[3]	[•]	[•]

[1]	Ms. La Porta was elected as a Trustee to each Board by shareholders of each Fund in June 2016. She currently serves as Managing Director at State Street Global Advisors and therefore she is considered an interested person of each Fund, as defined under Section 2(a)(19) of the 1940 Act. Accordingly, serves as a Trustee thereof without receiving compensation from the Funds.
[2]	Messrs. Marshall and Riley were appointed as Trustees to each Board in April 2016 and elected to serve as Trustees to each Board by shareholders of each Fund in June 2016. Messrs. Williams and Ms. Spence were elected as Trustees to each Board by shareholders of each Fund in June 2016 and Messrs. Ross, Jessee and Shirk were appointed as Trustees to each Board in July 2016.
[3]	Mr. Ross serves as Trustee of various investment companies advised by SSGA FM, including the Funds. He is considered to be an interested person of each Fund, as defined under Section 2(a)(19) of the 1940 Act, and accordingly, serves as a Trustee thereof without receiving compensation from the Funds.
[4]	Mr. Boyan served as Trustee until February 2017.

Investment Adviser and Administrator

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction closed on July 1, 2016, resulting in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for Funds with sub-advisers). Effective July 1, 2016, SSGA FM, became the investment adviser to each Fund and, subject to the supervision of the Board, became responsible for the investment management of each Fund. SSGA FM provides an investment management program for each Fund and manages the investment of the Funds’ assets. SSGA FM is a wholly-owned subsidiary of State Street Corporation (“State Street”) and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). SSGA FM and certain other affiliates of State Street make up State Street Global Advisors (“SSGA”). SSGA is one of the world’s largest institutional money managers and the investment management arm of State Street. As of December 31, 2016, SSGA FM managed approximately $[•] billion in assets and SSGA managed approximately $[•] trillion in assets. SSGA FM’s principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Personnel of each of the Funds, SSGA FM and SSGM are subject to a code of ethics pursuant to Rule 17j-1 under the 1940 Act (and also pursuant to Rule 204A-1 under the Advisers Act with respect to SSGA FM), which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the code of ethics.

Distributor

[State Street Global Markets, LLC,] State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900, serves as distributor of the Funds’ Shares on a continuing best efforts basis.

SSGA FM Investment Advisory and Shareholder Servicing Agreements

As each Fund’s investment adviser, SSGA FM, subject to the supervision of each Fund’s Board, manages each Fund’s portfolio in accordance with its investment objective(s) and stated policies, makes investment decisions for the Fund and places purchase and sales orders for the Fund’s portfolio transactions.

The Distributor serves as the Fund’s shareholder servicing agent and is responsible for processing redemption requests, providing services that assisted the Funds’ transfer agent and responding to shareholder inquiries.

Investment Advisory Fees

Each Fund pays SSGA FM a combined fee for advisory and administrative services that is accrued daily and paid monthly. Prior to July 1, 2016, GEAM received, as the sole consideration for services as investment adviser, the reasonable costs, both direct and indirect, incurred in providing its services, including costs of office facilities and clerical help. The amounts paid to SSGA FM and GEAM by the Funds in compensation for their services as investment adviser, and the amounts that were waived/reimbursed, for the following years ended December 31, were as follows:

Fund	Total Investment Advisory Fees for Fiscal Year ended December 31, 2016[1]		Total Waived/ Reimbursed for Fiscal Year ended December 31, 2016		Total Investment Advisory Fees for Fiscal Year ended December 31, 2015	Total Waived/ Reimbursed for Fiscal Year ended December 31, 2015	Total Investment Advisory Fees for Fiscal Year ended December 31, 2014	Total Waived/ Reimbursed for Fiscal Year ended December 31, 2014
Elfun Trusts	[	•]	[	•]	$2,954,303	$0	$3,425,374	$(14,936)
International Fund	[	•]	[	•]	$543,210	$0	$498,814	$(1,181)
Diversified Fund	[	•]	[	•]	$346,404	$0	$405,250	$(6,374)
Tax-Exempt Fund	[	•]	[	•]	$2,381,921	$0	$2,850,467	N/A
Income Fund	[	•]	[	•]	$457,690	$0	$560,498	$(7,747)
Money Market Fund	[	•]	[	•]	$116,178	$(203,890)	$264,501	$(470,491)

[1]	Totals include amounts paid to GEAM for its services from January 1, 2016 through July 1, 2016 and amounts paid to SSGA FM for its services from July 1, 2016 through December 31, 2016.

Manager of Managers Structure

SSGA FM has received an exemptive order from the SEC to operate the funds it manages under a manager of managers structure that permits SSGA FM, with the approval of the Board of Trustees, including a majority of the independent Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). SSGA FM, however, retains ultimate responsibility, subject to oversight of each Fund’s Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or SSGA FM. Notwithstanding the SEC exemptive order, the adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval, which has been obtained for each of the Funds. None of the Funds currently employ a sub-adviser.

The Manager of Managers Structure enables SSGA FM and the Board to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to SSGA FM to be increased without shareholder approval; or (2) diminish SSGA FM’s responsibilities to a Fund, including SSGA FM’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Service Agreements

SSGA FM has delegated certain administrative functions to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”) pursuant to a sub-administration agreement between SSGA FM and State Street. Under the sub-administration agreement, State Street Bank performs certain back office services to support SSGA FM, including among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials, and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records. The amounts paid by the Funds for the services provided by State Street Bank for the years or periods ended December 31 were as follows:

Fund	2016		2015	2014
Elfun Trusts	[	•]	$99,195	$120,372
International Fund	[	•]	$10,301	$13,475
Diversified Fund	[	•]	$9,158	$11,326
Tax-Exempt Fund	[	•]	$64,223	$75,166
Income Fund	[	•]	$12,209	$15,175
Money Market Fund	[	•]	$5,250	$5,438

Shareholder Servicing and Distribution Plans

Investments in the Funds are not subject to any sales load or redemption fee. Assets of the Funds are not subject to a Rule 12b-1 fee.

Portfolio Managers – Other Accounts Managed

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectus who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Except where otherwise stated, no performance fees are paid for the accounts listed below. [All information is provided as of December 31, 2016.]

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Elfun Trusts
David B. Carlson	[8] Other Registered Investment Companies with $[2.4] billion in total assets managed.[1]	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[14] Other Accounts with $[4.2] billion in total assets managed[, of which the fees for 1 account with $[17.1] million in total assets are based on the performance of the account.1]	[$100,001 – $500,000]

Elfun International Equity Fund
Ralph R. Layman	[3] Other Registered Investment Companies with $[767.2] million in total assets managed.[1]	[1] Other Pooled Investment Vehicle with $[4.9] million in total assets managed.[1]	[5] Other Accounts with $[1.4] billion in total assets managed.[1]	[$100,001 – $500,000]

Michael J. Solecki	[3] Other Registered Investment Companies with $[767.2] million in total assets managed.[1]	[1] Other Pooled Investment Vehicle with $[4.9] million in total assets managed.[1]	[7] Other Accounts with $[2.4] billion in total assets managed.[1]	[None]

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Elfun Income Fund
William M. Healey	[2] Other Registered Investment Companies with $[308] million total assets managed.[1]	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[15] Other Accounts with $[8.1] billion in total assets managed.[1]	[$50,001 – $100,000]

Mark H. Johnson	[2] Other Registered Investment Companies with $[178] million in total assets managed.[1]	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[15] Other Accounts with $[5.7] billion in total assets managed.[1]	[None]

Elfun Tax-Exempt Income Fund
Michael J. Caufield	[1] Other Registered Investment Company with $[1.6] billion in total assets managed.	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[0] Other Accounts with $[0] in total assets managed.	[$50,001 – $100,000]

Elfun Diversified Fund
Jeffrey Palma[2]	[0] Other Registered Investment Companies with $[0] in total assets managed.	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[0] Other Accounts with $[0] in total assets managed.	[None]

David Wiederecht[2]	[0] Other Registered Investment Companies with $[0] in total assets managed.	[0] Other Pooled Investment Vehicles with $[0] in total assets managed.	[0] Other Accounts with $[0] in total assets managed.	[$100,001 – $500,000]

[1]	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
2	The noted portfolio manager of the Elfun Diversified Fund is responsible for allocating the Fund’s assets to separate teams of portfolio managers and analysts for day-to-day management.

Portfolio Managers – Potential Conflicts of Interest

Portfolio managers at SSGA FM may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. SSGA FM has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from the respective Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when portfolio managers are responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at SSGA FM.

The compensation of SSGA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation’s performance, SSGA performance, and individual performance. Each year, State Street Corporation’s Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street Corporation and SSGA business results, State Street Corporation allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability and performance against risk-related goals, each staff member is motivated to contribute both as an individual and as a team member. The incentive pool is allocated to the various functions within

SSGA. The discretionary determination of the allocation amounts to business shares is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Proxy Voting Policies and Procedures

Each Fund has adopted proxy voting procedures pursuant to which the Fund delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser’s general management of the Portfolios, subject to the Board’s continuing oversight. A copy of the Funds’ proxy voting procedures is located in Appendix B and [a copy of the Adviser’s proxy voting procedures is located in Appendix C.]

Additional Information

Should a shareholder of a Fund wish to obtain information regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year, please call 1-800-242-0134 during business hours. A shareholder may also view such information on either the Fund’s website at www.geam.com or the SEC’s website at www.sec.gov under the name of the Fund, filed on Form N-PX.

Custodian

State Street Bank, located at One Lincoln Street, Boston, Massachusetts 02111, serves as custodian, transfer agent and dividend paying agent of the Funds’ investments. As custodian, State Street Bank is responsible for the safekeeping of securities and does not otherwise participate in investment policies or in the determination of investment decisions.

Transfer Agent and Dividend Paying Agent

U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207, serves as the transfer agent of the Fund’s investments. As transfer agent, U.S. Bancorp Fund Services, LLC is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, U.S. Bancorp Fund Services, LLC receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Joseph P. Barri LLC, located at 259 Robbins Street, Milton, Massachusetts 02186, serves as independent counsel to the Independent Trustees.

[    ] serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. In connection with the audit of the 2015 financial statements, the Trust entered into an engagement agreement with [    ] that sets forth the terms of [    ]’s audit engagement. The principal business address of [    ] is [                ].

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchase of Shares

Shares of the Funds are sold to investors at the NAV per share next determined after receipt of an investment in good order by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Purchase orders for Shares of a Fund will be accepted by the Fund only on a day on which the Fund’s NAV is calculated. The Fund may in its discretion reject any order for the purchase of Shares of a Fund. With respect to all purchases, dividends begin to accrue on the next business day following the receipt of the shareholder’s check or funds, providing that monies are received in good order before 4 pm on the date of receipt.

For shareholder convenience and in the interest of economy, the Funds no longer issue physical certificates representing Shares in any Fund (“Certificate Shares”). Ownership of Shares is evidenced by Statements of Account representing Shares issued in book-entry form (“Bookshares”).

Detailed information on how to purchase Shares of a Fund is included in the Prospectus. For a description of the manner of calculating a Fund’s NAV, see “Net Asset Value” below in this SAI.

Orders for the purchase of Shares may be suspended or delayed in emergency situations that severely affect the operations of the NYSE, the Funds or their service providers.

By Mail

Investors can purchase Shares of a Fund by sending an investment by mail form and a check made payable to the applicable Fund in U.S. currency and drawn on a U.S. bank along with account information and instructions. Endorsed checks, credit card checks, courtesy checks, checks payable to cash, starter checks, travelers cheques, checks drawn from a foreign bank (or with a foreign address), money orders, post-dated checks, post-dated on-line bill pay checks, and any conditional order or payment are not accepted by the Funds. Cash (currency) is also not accepted. Third party checks, cashier’s checks, official checks, teller and bank checks made out to the shareholder(s) will generally be accepted for subsequent investments if endorsed by all shareholder(s) on the account and accompanied by clear instruction noting the Fund and shareholder(s)’ account number. Confirmations will be sent acknowledging each purchase daily. If the check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for losses or fees incurred. Checks are accepted subject to collection at full face value in U.S. funds and must be drawn on a U.S. bank.

By Wire Transfer

Investors can purchase Shares of a Fund by transferring funds by wire from the shareholder’s bank account to the Fund. The shareholder’s bank may charge a fee for this service. The Transfer Agent should be contacted concerning the details of wire transfers.

[By Payroll Deduction

An investor can purchase Shares of a Fund (minimum of $25 per transaction) automatically on a regular basis by furnishing a completed Payroll Deduction Form which is available on the Fund’s website at www.geam.com, to his/her employer. Statements of Account are sent on a quarterly basis to those who invest through payroll deductions. ]

By Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly basis. In order to participate in the Plan, each purchase must be in the amount of $25 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your bank rejects your payment, the Fund’s transfer agent will charge a fee to your account. To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or the applicable sections of the Account Options Form or call the Fund’s transfer agent at 1-800-242-0134 for additional information. Money invested pursuant to the Automatic Investment Plan will not be available from your Fund account for 10 business days. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent by telephone or in writing 5 days prior to the effective date.

The Funds may modify or terminate this privilege at any time or charge a service fee; however, no service fee is currently contemplated.

By Website

[Investors can purchase Shares of a Fund by accessing the Funds’ website at www.geam.com selecting Elfun Investor/GE Employee as your website and following the instructions under My Account. Once a website transaction has been placed, it cannot be canceled or modified.]

By Subsequent Purchase of Shares

Investors may purchase additional Shares of a Fund at any time in the manner outlined above. All payments should clearly indicate the investor’s account number.

Redemption of Shares

Detailed information on how to redeem Shares of a Fund is included in the Prospectus. The right of redemption of Shares of a Fund may be suspended or the date of payment postponed as provided in the Prospectus.

Orders for the redemption of Shares also may be suspended or delayed in emergency situations that severely affect the operations of the NYSE, the Funds or their service providers, such as the severe storm and flooding in 2012 that affected New York City and other parts of the east coast of the United States.

Shares may be redeemed and their proceeds remitted to the shareholder or exchanged to another Fund either by telephonic request, electronically on our website (www.geam.com) or by mail. Shares of a Fund may be redeemed on any day on which the Fund’s NAV is calculated. An executed mutual fund redemption form received by mail will be effected at the NAV per Share next determined. If the shareholder has completed and returned an account options form noting telephonic redemptions, the shareholder may request that the proceeds be transferred by wire to the bank account specified in the form or exchanged to another Fund. For telephonic redemption requests received before the close of trading on the NYSE (currently 4:00 p.m. New York time), the Shares will be valued at the NAV determined for the current day.

The value of each Share on redemption may be more or less than the shareholder’s cost, depending upon the market value of the portfolio securities at the time of redemption. Dividends are earned through and including the date of receipt of the redemption request. For Federal income tax purposes, a redemption of Shares (including a redemption and exchange to another Fund or a transfer to an Elfun IRA) may result in a shareholder realizing a taxable gain or loss.

The Trustees of a Fund may suspend the shareholders’ right of redemption or postpone the date of payment for any period during which (1) trading on the NYSE is closed, other than weekends and holidays or during which trading on the NYSE is restricted, (2) an emergency exists as a result of which disposal by the Fund of its investments is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) the SEC, may by order, permit for the protection of shareholders of the Fund.

A shareholder of a Fund must maintain a minimum investment in the Fund of $500. If the shareholder’s account balance is less than $500, the Fund may automatically redeem the Shares in the account and remit the proceeds to the shareholder so long as the shareholder is given 30 days’ prior written notice of the action. In addition, if the shareholder has checkwriting privileges (with respect to the Money Market Fund), generally redemption of $100 or more may be made by writing a check either to the shareholder or to a third party.

By Mail

Shares may be redeemed by mail by making a written request that (1) states the number of Shares or the specific dollar amount to be redeemed, (2) identifies the Fund from which the Shares are to be redeemed, (3) identifies the account number, and (4) is signed by each registered owner exactly as Shares are registered.

Redemptions will be made at the NAV next computed after receipt of a written request less any redemption fee (not, however, to exceed 1%) as the Trustees may from time to time prescribe. At the present time, the Trustees do not contemplate instituting any redemption fee for redemption by mail. Shareholders will be notified in advance in the event that a fee for redemptions by mail is instituted. Names should be signed exactly as they appear on the Statement of Account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Funds may require additional information for redemptions made by corporations, executors, administrations, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account. If the account is a joint account, requests for redemption must be signed by each shareholder. The Fund may take up to seven days to mail the redemption proceeds, but will normally send the payment in less time. Dividends are earned through and including the date of receipt of the redemption request.

Upon request of a shareholder redeeming Shares by mail, the shareholder may request that the proceeds be transferred by wire to the shareholder’s bank account (which has been previously identified in writing to the Transfer Agent or such request is medallion signature guaranteed). The minimum amount that may be transferred by wire is $500 and there will be a fee assessed. If no request for wire transfer is made, the proceeds will be mailed to the shareholder’s address of record.

By Website

Shares may be redeemed, if so authorized on your application, by accessing the Funds’ website at[www.geam.com by selecting Elfun Investor/GE Employee as your website] and following the instructions under My Account. Once a website transaction has been placed, it cannot be canceled or modified.

By Telephone

Shares of a Fund may be redeemed by telephone if so authorized on the shareholder’s application. Proceeds from a telephonic wire redemption request will be either transferred by wire to the shareholder’s bank account (which has previously been identified in writing to the Transfer Agent) or by check to the shareholder’s address of record or exchanged to another Elfun Fund, provided that the registration of each account is the same, as the shareholder directs. A fee will be assessed by the Fund in connection with each telephonic redemption wire request. The redemption proceeds will either be reduced by this charge or deducted from the balance of the account. There is no fee to redeem Shares by telephone if the proceeds are transferred to another Fund or paid by check. If the account is registered jointly in the name of more than one shareholder, only one shareholder will be required to authorize redemption of Shares by telephone, and the Transfer Agent will be entitled to act upon telephonic instructions of any shareholder of a joint account. Wire transfers will be made directly to the account specified by the shareholder if that bank is a member of the Federal Reserve System or to a correspondent bank if the bank holding the account is not a member. Fees on wire transfers may also be imposed by the bank and will be the responsibility of the shareholder. A Fund may modify or terminate the ability to make telephonic requests at any time.

Confirmations of the telephonic redemptions will be sent within seven days of the date of redemption. Wire transfer of funds will be made within two business days following the telephonic request. Dividends will be earned through and including the date of receipt of the redemption request.

Telephonic redemption requests may be difficult to implement in times of drastic economic or market changes. In the event shareholders of a Fund are unable to contact the Fund by telephone, shareholders should write to the Fund at its address set forth on the cover of the Funds’ Prospectus or access the Funds’ website at www.geam.com and select Elfun Investor/GE Employee. Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or accountholder does not have legal capacity to effect transactions.

By making a telephonic redemption request, a shareholder authorizes the Transfer Agent to act on the telephonic redemption instructions by any person representing himself or herself to be the shareholder and believed by the Transfer Agent to be genuine. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and the Transfer Agent’s records of such instructions will be binding. If the procedures, which include the use of a personal identification number (“PIN”) system and the provision of written confirmation of transactions effected by telephone, were not employed by the Fund and the Transfer Agent, they could be subject to liability for any loss resulting from unauthorized or fraudulent instructions. As a result of compliance with this policy, if the Transfer Agent follows the procedures outlined above and has a good faith belief that the instructions it received were genuine, the shareholder will bear the risk of loss in the event of a fraudulent redemption transaction.

By Systematic Withdrawal Plan

The Systematic Withdrawal Plan (“SWP”) permits investors in a Fund to request the withdrawal of a specified dollar amount (minimum of $50) on a periodic basis subject to minimum account balance requirements as set forth in the Prospectus. The entire amount of a payment automatically withdrawn pursuant to the SWP is taken from redemption of Shares in the investor’s account on the day of each month requested by the shareholder (or the business day prior to such date if such requested day does not fall on a business day). Checks for the amount withdrawn are mailed or an electronic funds transfer (if requested by an investor) is processed on the following business day. The withdrawal amount will be “net “ after deduction of any redemption fee should any redemption fee be imposed.

Payments made under the SWP do not provide a guaranteed annuity. The minimum rate of withdrawal and minimum investment should not be regarded as recommendations of a Fund. Under any SWP, continued withdrawals in excess of dividends, distributions and increases in unrealized appreciation, if any, will eventually use up principal, particularly in a period of declining market prices. Shareholders will receive written confirmation of transactions pursuant to the SWP.

A portion of the amount withdrawn may represent a taxable capital gain or loss to the shareholder, depending upon the shareholder’s cost. Participation in the SWP may be terminated at any time without penalty upon written notice from the shareholder. The cost of administering the SWP is borne by each Fund as an expense of its shareholders. An application for and additional information about the SWP can be obtained from the Transfer Agent.

By Involuntary Redemptions

An account of a shareholder of a Fund that is reduced by redemptions, and not by reason of market fluctuations to a value of $500 or less may be redeemed by the Funds, but only after the shareholder has been given notice of at least 30 days in which to increase the balance in the account to more than $500.

If a prospective purchaser’s eligibility to purchase Fund Shares cannot be verified immediately, the purchase of Fund Shares shall be effected until such time as eligibility is verified. If eligibility cannot be verified or a prospective purchaser is deemed ineligible to purchase Fund Shares after the purchase of Fund Shares is effected, such Fund Shares shall be immediately redeemed at a price reflecting the NAV per Fund Share next calculated after such determination is made, which may result in a loss on investment as well as a taxable gain or loss.

By Redemptions In Kind

If the Board determines that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, each Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a redemption in kind of portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by SSGA FM to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

By Checkwriting Privileges

A shareholder of the Money Market Fund may request by completing a checkwriting signature card or by letter sent to U.S. Bancorp Fund Services, LLC that he or she would like checkwriting privileges, which are provided at no cost to the shareholder. The Money Market Fund will provide redemption checks (“Checks”) drawn on the shareholder’s account. Checks will be sent only to the shareholder of the account and only to the address of record. The application or written request must be manually signed by the shareholder. Checks may be made payable to the order of any person, generally in an amount of $100 or more. Dividends are earned until the Check clears. When a Check is presented to U.S. Bancorp Fund Services, LLC for payment, U.S. Bancorp Fund Services, LLC, as agent, will cause the Money Market Fund to redeem a sufficient number of Shares in the shareholder’s account to cover the amount of the Check. Shareholders generally will be subject to the same rules and regulations that U.S. Bancorp Fund Services, LLC applies to checking accounts. Unless otherwise specified in writing to the Transfer Agent, only the signature of one shareholder of a joint account is required on Checks, unless otherwise specified at account opening.

Checks may not be written to redeem Shares purchased by check until the earlier of (1) the date that good funds are credited to U.S. Bancorp Fund Services, LLC by its correspondent bank or (2) 10 days from the date of receipt of the check utilized to purchase Shares. If the amount of the Check is greater than the value of the Shares in a shareholder’s account, the Check will be returned marked “insufficient funds.” Checks should not be used to close an account. Checks written on amounts subject to the hold described above will be returned marked “uncollected.” If the Check does not clear, the shareholder will be responsible for any loss that the Money Market Fund or U.S. Bancorp Fund Services, LLC incurs, as well as any insufficient funds fees.

The Fund may modify or terminate checkwriting privileges at any time with 30 days’ notice to participating shareholders. The checkwriting privilege is subject to U.S. Bancorp Fund Services, LLC’s rules and regulations and is governed by the Wisconsin Uniform Commercial Code. All notices with respect to Checks drawn on U.S. Bancorp Fund Services, LLC must be given to U.S. Bancorp Fund Services, LLC. Stop payment instructions may be given by calling 1-800-242-0134.

By Exchange Privilege

The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire Shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Shares of one Fund may be redeemed and their proceeds remitted to the shareholder or exchanged to any other Fund either by telephone request or by mail.

The privilege is available to shareholders residing in any state in which Shares of the Fund being acquired may legally be sold. Exchanges can only be made to an account with another Fund held by the shareholder in an identical name and manner. An exchange is a taxable transaction that generally results in taxable capital gain or loss to the shareholder, depending on the shareholder’s cost. Prior to exchange with another Fund, a shareholder must have a current prospectus for the Fund to which the proceeds are being exchanged. A Fund may, upon 60 days’ prior written notice to the shareholders of a Fund, may materially modify or terminate the exchange privilege with respect to a Fund.

NET ASSET VALUE

The Funds will not calculate the NAV of each Fund on days that the NYSE is closed. The following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s Shares could be significantly affected. The value of the portfolio securities held by each Fund may change on such days when shareholders will not be able to purchase or redeem the Fund’s shares.

Under the 1940 Act, and the rules thereunder, a Fund may suspend redemptions and/or postpone the payment of sale proceeds during any period when (i) the NYSE is closed for trading (other than customary weekend and holiday closings) or, as determined by the SEC, trading on the NYSE is restricted; (ii) an emergency exists, as determined by the SEC, which makes the disposal of securities owned by a Fund or the fair value determination of the Fund’s assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption and/or the payment of sale proceeds.

Fund Shares are sold and redeemed at NAV. The NAV for each Fund’s Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. If the NYSE closes early unexpectedly, SSGA FM’s valuation committee may establish the fair value of certain securities using procedures approved by the Funds’ Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the NAV of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the NAV is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some ETFs traded on the NYSE Amex Equities (or any other exchange) and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate.

The NAV for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that Fund, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in “eligible securities” as defined in the rule, which are determined by SSGA FM to present minimal credit risks. Pursuant to the rule, SSGA FM has established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per Share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund’s portfolio holdings at such intervals as SSGA FM may deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations or market equivalents deviates from $1.00 per Share based on amortized cost.

The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund’s NAV based upon available market quotations or market equivalents and the $1.00 per Share NAV based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming Shares in kind; or establishing a NAV per Share by using available market quotations.

If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its “fair value.” Those procedures require that the fair value of a security be established by a valuation committee of SSGA FM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio securities primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivative instruments such as exchange traded futures and options are typically valued at the settlement or close price on the exchange in which they trade, and if no close price is available, then at the last sale price. Non-listed over-the-counter derivative instruments are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following discussion of U.S. federal income tax consequences of an investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

Each Fund has elected or intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.

However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) of the preceding paragraph), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). Further, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If such Fund were ineligible to or otherwise did not cure such failure for any year, or if such Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains (as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of a Fund’s Shares (each as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain , it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their Shares of such undistributed amount, and (b) will be entitled to credit their proportionate Shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. [If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.] [A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. ] See a Fund’s annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income (other than exempt-interest dividends, described below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. [The Elfun Government Money Market Fund generally does not expect a significant portion of its distributions to be Capital Gain Dividends.] Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. [The Elfun Income Fund, the Elfun Tax-Exempt Income Fund, and the Elfun Government Money Market Fund generally do not expect a significant portion of their distributions to be derived from qualified dividend income. ]

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends, described below) , and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional Shares of the Fund.

Distributions with respect to a Fund’s Shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s net asset value includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s Shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks held by the Fund and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company. [The Elfun Income Fund, the Elfun Tax-Exempt Income Fund, and the Elfun Government Money Market Fund generally do not expect a significant portion of their distributions to be derived from qualified dividend income. ]

In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). [The Elfun Income Fund, the Elfun Tax-Exempt Income Fund, and the Elfun Government Money Market Fund generally do not expect their distributions to be eligible for the dividends-received deduction. ]

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any distribution of income that is attributable to (x) income received by the Elfun Tax-Exempt Income Fund in lieu of tax-exempt interest with respect to securities on loan or (y) tax-exempt interest received by the Elfun Tax-Exempt Income Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Elfun Tax-Exempt Income Fund, will not constitute an exempt-interest dividend to shareholders.

If a Fund holds, directly or indirectly, one or more “tax credit bonds” on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to the tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Exempt-Interest Dividends

The Elfun Tax-Exempt Income Fund intends to pay dividends (“exempt-interest dividends”) that pass through to shareholders the tax-exempt character of exempt interest earned by the Elfun Tax-Exempt Income Fund for U.S. federal income tax purposes. A Fund is eligible to pay exempt-interest dividends for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. The Elfun Tax-Exempt Income Fund intends to satisfy this requirement. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In addition, an investment in the Elfun Tax-Exempt Income Fund may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Elfun Tax-Exempt Income Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds. Further, exempt-interest dividends paid by the Elfun Tax-Exempt Income Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal alternative minimum tax calculation. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisors regarding the potential alternative minimum tax implications of holding Shares of the Elfun Tax-Exempt IncomeFund.

Distributions of the Elfun Tax-Exempt Income Fund’s income and gains other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of Capital Gain Dividends will be taxable as long-term capital gains.

Entities or persons who are “substantial users” (or persons related to substantial users) of facilities financed by private activity bonds (“PABs”) or industrial development bonds (“IDBs”) should consult their tax advisors before purchasing Shares of a Fund because such shareholders may be subject to tax on a portion of exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax adviser to determine what effect, if any, an investment in the Elfun Tax-Exempt Income Fund may have on the federal taxation of such benefits. Exempt-interest dividends generally are included in income for purposes of determining the amount of benefits that are taxable.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Tax Implications of Certain Fund Investments

Investments in Other RICs. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a RIC (each, an “underlying RIC”), and the underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of such dividends as “qualified dividend income” when it distributes such portion to its shareholders, provided holding period and other requirements are met.

If a Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of such dividends as eligible for the dividends-received deduction as well when it distributes such portion to its shareholders, provided holding period and other requirements are met.

If an underlying RIC in which a Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets shareholder notice and other requirements.

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Fund may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of obligations, or other debt obligations subject to special rules under the Code, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Fund had not held such obligations.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent the Fund should recognize market discount on a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain Investments in Mortgage Pooling Vehicles. Certain Funds may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a RIC investing in such securities may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate a Fund’s distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of Shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC ’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Instruments. A Fund’s direct or indirect investments in commodities and commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. Income and gains from commodities and certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-

exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Foreign Taxation

A Fund’s income, proceeds and gains from sources within foreign countries may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of a Fund’s taxable year, more than 50% of the assets of the Fund consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by a Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata Shares of such taxes paid by such Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so.

If a Fund does not qualify for or does not make such election, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a RIC that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a RIC that recognizes “excess inclusion income,” then the RIC will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Redemptions and Exchanges

Redemptions and exchanges of each Fund’s Shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund Shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund Shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund Shares held by a shareholder for six months or less generally will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. This loss disallowance rule does not apply to a shareholder’s disposition of Fund Shares held for six months or less with respect to a regular exempt-interest dividend paid by the Fund if the Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis and pays such dividends on at least a monthly basis. Further, subject to the discussion below regarding money market funds, all or a portion of any loss realized upon a taxable disposition of Fund Shares will generally be disallowed under the Code’s “wash sale” rule if other substantially identical Shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of Shares of a Fund, the Fund or, in the case of Shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund Shares you redeemed or exchanged. See the Funds’ prospectuses for more information.

The Elfun Government Money Market Fund expects to maintain a stable $1 per share NAV and shareholders therefore are not expected to recognize a gain or loss on redemptions of Elfun Government Money Market Fund shares.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

Non-U.S. shareholders in a Fund should consult their tax advisors concerning the tax consequences of ownership of Shares in the Fund. Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, (3) interest-related dividends, each as defined and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax (except that exempt-interest dividends may be subject to backup withholding).

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. If a Fund invests in a RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (i) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation). A RIC is permitted to report such parts of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of withholding rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund unless (a) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (c) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of Shares of the Fund (as described below) .

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in Shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund, would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Each Fund generally does not expect that it will be a QIE.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and –payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order for a foreign shareholder to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund Shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund Shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor, and persons investing in a Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2019. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific U.S. federal income tax consequences of purchasing, holding, and disposing of Shares of a Fund, as well as the effects of state, local, foreign, and other tax laws and any proposed tax law changes.

PRINCIPAL SHAREHOLDERS

As of [March 31, 2017], the following persons owned of record or beneficially 5% or more of the outstanding Shares of the following Funds:

Name and Address of Record Owner	Amount of Shares Owned	Percent of Fund
Money Market Fund [•]	[•]	[•	]%
Income Fund [•]	[•]	[•	]%
International Fund [•]	[•]	[•	]%

[As of that same date, the current Trustees and officers of the Funds as a group owned of record Shares representing less than 1% of the total outstanding Shares of each Fund.]

FUND HISTORY AND ADDITIONAL INFORMATION

Each of the Funds is a separate, diversified open-end management investment company registered under the 1940 Act. Elfun Trusts was organized as a common law trust in the State of New York on May 27, 1935. The International Fund, the Income Fund, the Tax-Exempt Fund, the Diversified Fund and the Money Market Fund were organized as common law trusts in the State of Connecticut on May 15, 1987, December 22, 1982, March 14, 1977, June 1, 1987 and July 15, 1989, respectively. The Prospectus and this SAI omit certain information contained in the Registration Statement that the Funds have filed with the SEC under the 1933 Act and the 1940 Act and reference is made to the Registration Statement for further information with respect to the Funds. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

[There are no material pending legal proceedings to which any Fund or SSGA FM is a party or of which property of any Fund or SSGA FM is subject.]

The Trustees may at any time, in their absolute discretion, terminate a Fund, in whole or in part, and cause to be paid to the shareholders or their assignees the NAV of the Shares held by them, the NAV to be determined as of a date fixed by the Trustees and specified in the notice of termination delivered to the shareholders or their assignees.

Shareholder Liability. Although each Fund is offering only its own Shares, it is possible that a Fund might become liable for a misstatement in the Prospectus about another Fund. The Trustees have considered this factor in approving the use of a single combined Prospectus.

Shareholder Rights and Voting. Each Fund issues one class of Shares. Shareholders have no voting rights except with respect to amendments to the Fund agreement affecting the shareholders’ rights and with respect to changes in their Fund’s fundamental policies or as may otherwise be required under the 1940 Act. There are no preemptive, subscription or conversion rights. The Funds do not hold annual shareholder meetings, but will call meetings when changes in the fundamental policies or investment restrictions of the Funds are to be voted upon, or as otherwise required by the 1940 Act.

FINANCIAL STATEMENTS

The December 31, 2016 Annual Report, which either accompanies this Statement of Additional Information or previously has been provided to the person to whom this Statement of Additional Information is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the letter to shareholders included therein. The Funds will furnish, without charge, a copy of the Annual Report, upon request to the Funds at Elfun Funds, c/o U.S. Bancorp Fund Services, LLC, P O Box 701, Milwaukee, WI 53201-0701, 1-800-242-0134.

APPENDIX—RATING CATEGORIES

The following is a description of certain ratings assigned by S&P and Moody’s.

S&P

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and the promise we impute.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” ”B,” ”CCC,” ”CC,” and ”C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

An “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings. A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings Definitions. An S&P US municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:

• Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

• Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Moody’s

Long-Term Obligations Ratings and Definitions. Moody’s long-term obligation ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.

Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

Obligations rated “B” are considered speculative and are subject to high credit risk.

Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Short-Term Ratings. Moody’s short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less. Such ratings reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings.

Short-Term Obligation Ratings. Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.

MIG1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from the variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Trust Agreement, as amended and restated on August 15, 1972 and as further amended on June l8, 1974, July l8, 1978 and July 1, 1989.*

(a)(2)	Amended and Restated Fund Agreement, dated July 1, 2016, is filed herewith.

(b)	Inapplicable

(c)	Inapplicable

(d)	Investment Advisory Agreement dated January 1, 1985 and amended and restated as of March 19, 2004, between the Elfun Trusts (the “Registrant” or the “Fund”) and GE Asset Management Incorporated (“GEAM”).*

(d)(1)	Investment Advisory and Administration Agreement, dated July 1, 2016, among SSGA Funds Management, Inc. (“SSGA FM”) and the Registrant, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund and Elfun International Equity Fund, is filed herewith.

(e)(1)	Distribution Agreement dated February 10, 1994 between the Fund and GE Investment Services Inc.*

(e)(2)	Distribution Agreement, dated July 1, 2016, between the Registrant and State Street Global Markets, LLC (“SSGM”), is filed herewith.

(f)	Inapplicable

(g)	Master Custodian Agreement dated June 1, 2015, between the Registrant and State Street Bank and Trust Company (“State Street”), is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (2-21301) filed with the Securities and Exchange Commission (the “Commission”) on April 29, 2016.*

(h)(1)	Transfer Agency Agreement with PFPC, Inc.*

(h)(2)	Supplemental Advisory Fee Waiver Agreement effective April 30, 2010 between GEAM and the Fund, is incorporated herein by reference to Post-Effective Amendment No. 68 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2010.*

(h)(3)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2011 between GEAM and the Fund, Elfun International Equity Fund, Elfun Income Fund and Elfun Diversified Fund, is incorporated herein by reference to Post-Effective Amendment No. 69 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2011.*

(h)(4)	Amendment No.2 to Transfer Agency Services Agreement between the Fund and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated June 29, 2010, is incorporated herein by reference to Post-Effective Amendment No. 69 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2011.*

(h)(5)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2012 between GEAM and the Fund, Elfun International Equity Fund, Elfun Income Fund and Elfun Diversified Fund, is incorporated herein by reference to Post-Effective Amendment No. 73 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 26, 2013.*

(h)(6)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2013 between GEAM and the Fund, Elfun International Equity Fund, Elfun Income Fund and Elfun Diversified Fund, is incorporated herein by reference to Post-Effective Amendment No. 73 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 26, 2013.*

(h)(7)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2014 between GEAM and the Fund, Elfun International Equity Fund, Elfun Income Fund and Elfun Diversified Fund, is incorporated herein by reference to Post-Effective Amendment No. 75 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2014.*

(h)(8)	Transfer Agency and Call Center Services Agreement between the Fund and U.S. Bancorp Fund Services, LLC, is incorporated herein by reference to Post-Effective Amendment No. 75 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2014.*

(h)(9)	Master Sub-Administration Services Agreement between GEAM and State Street, is incorporated herein by reference to Post-Effective Amendment No. 75 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2014.*

(h)(10)	Master Accounting Services Agreement between the Fund and State Street, is incorporated herein by reference to Post-Effective Amendment No. 75 to the Fund’s Registration Statement on Form N-1A (2-21301), filed with the Commission on April 29, 2014.*

(h)(11)	Amendment to Master Sub-Administration Services Agreement, dated October 1, 2015, between GEAM and State Street, is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (2-21301) filed with the Commission on April 29, 2016.*

(h)(12)	Amendment to Master Sub-Administration Services Agreement, dated April 8, 2016, between GEAM and State Street, is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (2-21301) filed with the Commission on April 29, 2016.*

(h)(13)	Assignment and Amendment of Master Sub-Administration Services Agreement, dated June 30, 2016, among State Street, GEAM, SSGA FM and State Street Global Advisors (“SSGA”), is filed herewith.

(i)	Opinion of counsel, including consent (is incorporated herein by reference to Post- Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A (2-21301), Exhibit E).*

(j)	Consent of Independent Registered Public Accountant, to be filed by amendment.

(k)	Inapplicable

(l)	Inapplicable

(m)	Servicing Agreement dated as of March 13, 1992 between the Fund and General Electric Investment Corporation.*

(n)	Inapplicable

(o)	Inapplicable

(p)(1)	Code of Ethics of SSGA FM, is filed herewith.

(p)(2)	Code of Ethics for the Independent Trustees, is filed herewith.

(q)	Powers of Attorney:

(q)(1)	Power of Attorney dated September 20, 2016, relating to SSGA Funds, State Street Master Funds, State Street Institutional Investment Trust, State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun International Equity Fund and the Registrant, is filed herewith.

*	Previously filed

Item 29.	Persons Controlled by or Under Common Control with the Registrant

See the Statement of Additional Information regarding the Fund’s control relationships.

Item 30.	Indemnification

The Registrant shall indemnify any officer, director, shareholder or employee made party to any proceeding (other than an action by or in the right of the corporation) against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred provided that (1) such person, and the person whose legal representative he is, was successful on the merits in the defense of the proceeding, or (2) it shall be concluded as provided by applicable Connecticut statutes that such person, and the person whose legal representative he is, acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant, or, in the case of a person serving as a fiduciary of an employee benefit plan or trust, either in the best interests of the corporation or in the best interests of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust and, with respect to any criminal action or proceeding, that he had no reasonable cause to believe his conduct was unlawful, or (3) the court, on application as provided by applicable Connecticut statutes, shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Registrant or of another enterprise, which he serves or served at the request of the Registrant, the Registrant shall only indemnify such person after the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The Registrant shall also, in accordance with applicable Connecticut statutes, indemnify any person made a party to any proceeding, by or in the right of the Registrant, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Registrant. Any payments to be made by the Registrant for indemnification shall be made only in accordance with the procedures outlined by applicable Connecticut statutory authority.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

SSGA Funds Management, Inc. serves as the investment adviser for the Registrant.

See “Management and Organization” in the Prospectus and “Management of the Funds” in the Statement of Additional Information for information regarding the business of SSGA Funds Management Inc. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32.	Principal Underwriters

(a) SSGM, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Registrant’s distributor and also serves as distributor for the following investment companies: State Street Institutional Trust, State Street Variable Insurance Series Funds, Inc., SSGA Funds, SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust, State Street Institutional Investment Trust, State Street Master Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Government Money Market Fund and Elfun Diversified Fund.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of SSGM are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH UNDERWRITER	POSITION AND OFFICES WITH REGISTRANT

Nicholas J. Bonn	Chief Operations Officer, Chief Executive Officer and Chairman	None

Christopher P. Jensen	Chief Financial Officer and Director	None

James Ross	Director	Trustee

R. Bryan Woodard	Director	None

Stefan Gavell	Director	None

Mark Trabucco	Chief Compliance Officer	None

John Conway	FINOP	None

Howard Fairweather	Director	None

Anthony J. Simonelli	Director	None

*	The Principal business address for each of the above directors and executive officers is One Lincoln Street, Boston, MA 02111.

(c) Not applicable.

Item 33.	Location of Accounts and Records

The Registrant’s Sub-Administrator, State Street, 100 Summer Street, 7th Floor, Boston, Massachusetts 02111, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s (i) investment adviser, SSGA FM, One Lincoln Street, Boston, Massachusetts 02111; (ii) transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202-5207; or (iii) Custodian, State Street, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Elfun Trusts (the “Fund”) has duly caused this Amendment to the Fund’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 1st day of March, 2017.

ELFUN TRUSTS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Fund has been signed below by the following persons in the capacities as indicated on the 1st day of March, 2017:

Signature	Signature

/s/ Douglas T. Williams*	/s/ James E. Ross*
Douglas T. Williams, Trustee	James E. Ross, Trustee

/s/ Jeanne M. La Porta Jeanne M. La Porta, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ William L. Marshall* William L. Marshall, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Michael A. Jessee* Michael A. Jessee, Trustee

/s/ Bruce S. Rosenberg Bruce S. Rosenberg, Treasurer and Principal Financial Officer

/s/ Ellen M. Needham Ellen M. Needham, President and Principal Executive Officer

/s/ Jesse D. Hallee *By: Jesse D. Hallee Attorney-in-Fact Pursuant to Powers of Attorney

Index to Exhibits

Exhibit	Exhibit Name

(a)(2)	Amended and Restated Fund Agreement

(d)(1)	Investment Advisory and Administration Agreement between the Registrant and SSGA Funds Management, Inc.

(e)(2)	Distribution Agreement between the Registrant and State Street Global Markets, LLC

(h)(13)	Assignment and Amendment of Master Sub-Administration Services Agreement, among State Street Bank and Trust Company, GE Asset Management Incorporated, SSGA Funds Management, Inc. and State Street Global Advisors

(p)(1)	Code of Ethics of SSGA Funds Management, Inc.

(p)(2)	Code of Ethics for the Independent Trustees

(q)(1)	Power of Attorney